UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	09-30-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

VP Balanced Fund

September 30, 2010

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares/Principal Amount	Value
COMMON STOCKS — 61.6%
AEROSPACE & DEFENSE — 1.1%
Boeing Co. (The)	7,586	$ 504,772
L-3 Communications Holdings, Inc.	1,867	134,928
Raytheon Co.	13,153	601,224
		1,240,924
AIR FREIGHT & LOGISTICS — 0.8%
United Parcel Service, Inc., Class B	14,375	958,669
AUTO COMPONENTS — 0.5%
TRW Automotive Holdings Corp.(1)	14,785	614,465
AUTOMOBILES — 0.4%
Ford Motor Co.(1)	35,476	434,226
BEVERAGES — 0.7%
Coca-Cola Co. (The)	3,951	231,213
Dr Pepper Snapple Group, Inc.	15,458	549,068
PepsiCo, Inc.	293	19,467
		799,748
BIOTECHNOLOGY — 1.5%
Amgen, Inc.(1)	15,561	857,567
Biogen Idec, Inc.(1)	8,012	449,633
Cephalon, Inc.(1)	6,368	397,618
		1,704,818
CAPITAL MARKETS — 1.4%
Bank of New York Mellon Corp. (The)	9,346	244,211
Goldman Sachs Group, Inc. (The)	5,019	725,647
Legg Mason, Inc.	18,768	568,858
		1,538,716
CHEMICALS — 1.3%
Ashland, Inc.	2,466	120,267
Cytec Industries, Inc.	6,764	381,354
Lubrizol Corp.	5,448	577,324
OM Group, Inc.(1)	3,697	111,354
PPG Industries, Inc.	3,511	255,601
Valspar Corp.	989	31,500
W.R. Grace & Co.(1)	1,625	45,402
		1,522,802
COMMERCIAL BANKS — 1.5%
BB&T Corp.	1,205	29,017
Commerce Bancshares, Inc.	297	11,164
PNC Financial Services Group, Inc.	1,845	95,774
U.S. Bancorp.	9,379	202,774
Wells Fargo & Co.	54,955	1,381,019
		1,719,748
COMMERCIAL SERVICES & SUPPLIES(2)
R.R. Donnelley & Sons Co.	645	10,939
Waste Management, Inc.	554	19,800
		30,739
COMMUNICATIONS EQUIPMENT — 0.7%
Arris Group, Inc.(1)	5,529	54,018

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares/Principal Amount	Value

Cisco Systems, Inc.(1)	6,543	$ 143,292
Harris Corp.	9,225	408,575
Plantronics, Inc.	2,728	92,152
Tellabs, Inc.	6,642	49,483
		747,520
COMPUTERS & PERIPHERALS — 2.8%
Apple, Inc.(1)	3,594	1,019,797
Hewlett-Packard Co.	7,218	303,661
Lexmark International, Inc., Class A(1)	14,105	629,365
SanDisk Corp.(1)	7,675	281,289
Seagate Technology plc(1)	36,275	427,319
Synaptics, Inc.(1)	376	10,581
Western Digital Corp.(1)	17,722	503,128
		3,175,140
CONSTRUCTION & ENGINEERING — 0.5%
EMCOR Group, Inc.(1)	10,392	255,539
Shaw Group, Inc. (The)(1)	4,625	155,215
URS Corp.(1)	4,880	185,343
		596,097
CONSUMER FINANCE — 0.4%
American Express Co.	3,133	131,680
AmeriCredit Corp.(1)	6,852	167,600
Cash America International, Inc.	5,752	201,320
		500,600
CONTAINERS & PACKAGING — 0.1%
Graphic Packaging Holding Co.(1)	17,008	56,807
DIVERSIFIED CONSUMER SERVICES — 0.7%
Career Education Corp.(1)	4,887	104,924
H&R Block, Inc.	523	6,773
ITT Educational Services, Inc.(1)	9,159	643,603
		755,300
DIVERSIFIED FINANCIAL SERVICES — 2.1%
Bank of America Corp.	66,809	875,866
JPMorgan Chase & Co.	40,368	1,536,810
		2,412,676
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	58,213	1,664,892
Verizon Communications, Inc.	18,928	616,863
		2,281,755
ELECTRIC UTILITIES — 0.4%
Entergy Corp.	1,230	94,132
Exelon Corp.	4,110	175,004
NextEra Energy, Inc.	4,102	223,108
		492,244
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Anixter International, Inc.(1)	1,824	98,478
Celestica, Inc.(1)	13,375	112,751
Tech Data Corp.(1)	173	6,972
Tyco Electronics Ltd.	13,190	385,412
Vishay Intertechnology, Inc.(1)	2,877	27,849

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares/Principal Amount	Value

Vishay Precision Group, Inc.(1)	151	$ 2,357
		633,819
ENERGY EQUIPMENT & SERVICES — 1.0%
Complete Production Services, Inc.(1)	6,774	138,528
National Oilwell Varco, Inc.	9,898	440,164
Oil States International, Inc.(1)	5,208	242,433
Schlumberger Ltd.	3,607	222,227
Transocean Ltd.(1)	887	57,025
		1,100,377
FOOD & STAPLES RETAILING — 0.5%
Safeway, Inc.	16,829	356,102
Wal-Mart Stores, Inc.	4,860	260,107
		616,209
FOOD PRODUCTS — 2.4%
ConAgra Foods, Inc.	776	17,025
Corn Products International, Inc.	8,951	335,662
Del Monte Foods Co.	35,750	468,682
Dole Food Co., Inc.(1)	7,579	69,348
Flowers Foods, Inc.	2,308	57,331
Hershey Co. (The)	7,879	374,962
Kellogg Co.	6,523	329,477
Sara Lee Corp.	40,071	538,154
Tyson Foods, Inc., Class A	32,817	525,728
		2,716,369
GAS UTILITIES — 0.1%
Nicor, Inc.	331	15,166
ONEOK, Inc.	3,050	137,372
		152,538
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Becton, Dickinson & Co.	1,340	99,294
Hospira, Inc.(1)	494	28,163
STERIS Corp.	3,152	104,709
		232,166
HEALTH CARE PROVIDERS & SERVICES — 1.9%
Cardinal Health, Inc.	16,011	529,003
Health Net, Inc.(1)	8,755	238,049
Humana, Inc.(1)	12,782	642,168
Magellan Health Services, Inc.(1)	2,180	102,983
UnitedHealth Group, Inc.	17,511	614,811
		2,127,014
HOTELS, RESTAURANTS & LEISURE — 0.5%
Brinker International, Inc.	367	6,922
McDonald's Corp.	1,160	86,431
Panera Bread Co., Class A(1)	698	61,850
Starbucks Corp.	15,912	407,029
		562,232
HOUSEHOLD DURABLES — 0.1%
American Greetings Corp., Class A	4,649	86,425
HOUSEHOLD PRODUCTS — 1.8%
Colgate-Palmolive Co.	1,762	135,427
Energizer Holdings, Inc.(1)	4,481	301,258

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares/Principal Amount	Value

Kimberly-Clark Corp.	7,138	$ 464,327
Procter & Gamble Co. (The)	19,054	1,142,668
		2,043,680
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
Mirant Corp.(1)	19,183	191,063
NRG Energy, Inc.(1)	8,903	185,360
		376,423
INDUSTRIAL CONGLOMERATES — 1.1%
3M Co.	7,587	657,869
Carlisle Cos., Inc.	3,926	117,583
General Electric Co.	31,411	510,429
Seaboard Corp.	4	7,084
		1,292,965
INSURANCE — 3.3%
ACE Ltd.	2,897	168,750
Allied World Assurance Co. Holdings Ltd.	7,206	407,788
American Financial Group, Inc.	18,513	566,128
Arch Capital Group Ltd.(1)	250	20,950
Aspen Insurance Holdings Ltd.	3,854	116,699
Berkshire Hathaway, Inc., Class B(1)	2,521	208,436
Chubb Corp. (The)	3,698	210,749
Endurance Specialty Holdings Ltd.	4,626	184,115
Horace Mann Educators Corp.	4,163	74,018
Loews Corp.	5,960	225,884
Principal Financial Group, Inc.	23,912	619,799
Prudential Financial, Inc.	12,556	680,284
Travelers Cos., Inc. (The)	5,839	304,212
		3,787,812
INTERNET SOFTWARE & SERVICES — 1.1%
AOL, Inc.(1)	6,045	149,614
EarthLink, Inc.	10,866	98,772
Google, Inc., Class A(1)	1,862	979,021
		1,227,407
IT SERVICES — 2.6%
Accenture plc, Class A	8,801	373,954
Computer Sciences Corp.	11,650	535,900
Convergys Corp.(1)	9,912	103,580
International Business Machines Corp.	13,407	1,798,415
Western Union Co. (The)	8,453	149,365
		2,961,214
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Polaris Industries, Inc.	8,694	565,979
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Bruker Corp.(1)	12,251	171,882
MACHINERY — 1.7%
Briggs & Stratton Corp.	5,546	105,429
Caterpillar, Inc.	6,204	488,131
Cummins, Inc.	3,877	351,179
Deere & Co.	3,824	266,839
Oshkosh Corp.(1)	3,917	107,717

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares/Principal Amount	Value

Timken Co.	15,449	$ 592,624
		1,911,919
MEDIA — 1.5%
Comcast Corp., Class A	36,932	667,731
DirecTV, Class A(1)	2,212	92,086
Gannett Co., Inc.	257	3,143
Liberty Media Corp. - Starz, Series A(1)	855	55,472
Scholastic Corp.	2,705	75,253
Time Warner, Inc.	22,600	692,690
Washington Post Co. (The), Class B	206	82,278
		1,668,653
METALS & MINING — 1.3%
Freeport-McMoRan Copper & Gold, Inc.	11,233	959,186
Newmont Mining Corp.	6,688	420,073
Reliance Steel & Aluminum Co.	1,644	68,276
		1,447,535
MULTILINE RETAIL — 1.0%
Big Lots, Inc.(1)	387	12,868
Dillard's, Inc., Class A	1,707	40,353
Dollar Tree, Inc.(1)	4,048	197,380
Macy's, Inc.	5,198	120,022
Target Corp.	14,517	775,789
		1,146,412
MULTI-UTILITIES — 0.9%
DTE Energy Co.	7,225	331,844
Integrys Energy Group, Inc.	13,499	702,758
		1,034,602
OFFICE ELECTRONICS — 0.1%
Xerox Corp.	10,346	107,081
OIL, GAS & CONSUMABLE FUELS — 5.7%
Apache Corp.	3,551	347,146
Canadian Natural Resources Ltd.	10,462	361,985
Chevron Corp.	20,901	1,694,026
Cimarex Energy Co.	2,545	168,428
ConocoPhillips	16,907	970,969
Exxon Mobil Corp.	34,575	2,136,389
Murphy Oil Corp.	4,485	277,711
Occidental Petroleum Corp.	5,731	448,737
Sunoco, Inc.	1,744	63,656
World Fuel Services Corp.	330	8,584
		6,477,631
PAPER & FOREST PRODUCTS — 0.1%
International Paper Co.	3,084	67,077
PHARMACEUTICALS — 4.2%
Abbott Laboratories	9,603	501,661
Bristol-Myers Squibb Co.	21,058	570,883
Eli Lilly & Co.	23,375	853,889
Endo Pharmaceuticals Holdings, Inc.(1)	17,914	595,461
Forest Laboratories, Inc.(1)	11,433	353,623
Johnson & Johnson	24,917	1,543,857
Merck & Co., Inc.	1,515	55,767

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares/Principal Amount	Value

Pfizer, Inc.	13,708	$ 235,366
		4,710,507
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
Equity LifeStyle Properties, Inc.	1,511	82,319
Rayonier, Inc.	4,983	249,748
Simon Property Group, Inc.	675	62,600
		394,667
ROAD & RAIL — 0.3%
CSX Corp.	2,587	143,113
Norfolk Southern Corp.	2,493	148,358
		291,471
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Advanced Micro Devices, Inc.(1)	13,238	94,122
Intel Corp.	65,235	1,254,469
LSI Corp.(1)	24,427	111,387
Micron Technology, Inc.(1)	61,323	442,139
Teradyne, Inc.(1)	9,687	107,913
Texas Instruments, Inc.	14,397	390,735
		2,400,765
SOFTWARE — 2.4%
Intuit, Inc.(1)	16,097	705,210
Microsoft Corp.	61,903	1,516,004
Oracle Corp.	14,322	384,546
Synopsys, Inc.(1)	4,478	110,920
		2,716,680
SPECIALTY RETAIL — 1.9%
Advance Auto Parts, Inc.	7,125	418,095
AutoZone, Inc.(1)	272	62,264
Gap, Inc. (The)	14,807	276,002
Home Depot, Inc. (The)	504	15,967
PetSmart, Inc.	1,793	62,755
Rent-A-Center, Inc.	5,931	132,736
Ross Stores, Inc.	9,825	536,641
Williams-Sonoma, Inc.	19,719	625,092
		2,129,552
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Jones Apparel Group, Inc.	7,405	145,434
TOBACCO — 0.9%
Altria Group, Inc.	3,673	88,225
Philip Morris International, Inc.	16,131	903,659
		991,884
TOTAL COMMON STOCKS
(Cost $61,302,110)		69,879,375
CORPORATE BONDS — 11.5%
AEROSPACE & DEFENSE — 0.4%
Honeywell International, Inc., 5.30%, 3/15/17(3)	$ 57,000	66,327
Honeywell International, Inc., 5.30%, 3/1/18(3)	70,000	82,003
L-3 Communications Corp., 5.875%, 1/15/15(3)	50,000	51,375
Lockheed Martin Corp., 5.50%, 11/15/39(3)	70,000	77,462
United Technologies Corp., 6.05%, 6/1/36(3)	134,000	159,181

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares/Principal Amount	Value

United Technologies Corp., 5.70%, 4/15/40(3)	$ 50,000	$ 57,495
		493,843
AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.50%, 9/21/15(3)(4)	60,000	60,583
Daimler Finance N.A. LLC, 5.875%, 3/15/11(3)	70,000	71,608
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)(4)	10,000	10,314
		142,505
BEVERAGES — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12(3)	80,000	83,090
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(4)	70,000	87,268
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(3)	70,000	86,740
SABMiller plc, 6.20%, 7/1/11(3)(4)	70,000	72,669
		329,767
BIOTECHNOLOGY(2)
Amgen, Inc., 3.45%, 10/1/20(3)	20,000	20,177
CAPITAL MARKETS — 0.8%
Credit Suisse (New York), 5.00%, 5/15/13(3)	110,000	119,934
Credit Suisse (New York), 4.375%, 8/5/20(3)	40,000	40,932
Deutsche Bank AG (London), 3.875%, 8/18/14(3)	50,000	53,535
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(3)	40,000	44,677
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(3)	170,000	202,582
Jefferies Group, Inc., 8.50%, 7/15/19(3)	30,000	34,889
Korea Development Bank, 3.25%, 3/9/16(3)	20,000	20,079
Morgan Stanley, 4.20%, 11/20/14(3)	100,000	103,809
Morgan Stanley, 6.625%, 4/1/18(3)	100,000	111,031
Morgan Stanley, 5.625%, 9/23/19(3)	100,000	104,298
UBS AG (Stamford Branch), 2.25%, 8/12/13(3)	30,000	30,327
		866,093
CHEMICALS — 0.2%
CF Industries, Inc., 6.875%, 5/1/18	50,000	53,937
Dow Chemical Co. (The), 8.55%, 5/15/19(3)	50,000	63,236
Rohm & Haas Co., 5.60%, 3/15/13(3)	70,000	75,476
		192,649
COMMERCIAL BANKS — 0.4%
BB&T Corp., 5.70%, 4/30/14(3)	40,000	44,979
Fifth Third Bancorp., 6.25%, 5/1/13(3)	50,000	54,790
HSBC Bank plc, 3.50%, 6/28/15(3)(4)	40,000	42,022
HSBC Bank plc, 4.125%, 8/12/20(3)(4)	30,000	30,551
HSBC Holdings plc, 6.80%, 6/1/38(3)	20,000	23,275
PNC Bank N.A., 6.00%, 12/7/17(3)	80,000	90,084
PNC Funding Corp., 4.25%, 9/21/15(3)	10,000	10,790
Royal Bank of Scotland plc, 3.95%, 9/21/15	20,000	20,238
Wachovia Bank N.A., 4.80%, 11/1/14(3)	110,000	118,936
Wachovia Bank N.A., 4.875%, 2/1/15(3)	32,000	34,707
Wells Fargo & Co., 3.625%, 4/15/15(3)	20,000	21,238
		491,610
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Allied Waste North America, Inc., 6.375%, 4/15/11(3)	50,000	51,451
Corrections Corp. of America, 6.25%, 3/15/13(3)	70,000	71,575
Republic Services, Inc., 5.50%, 9/15/19(3)	60,000	67,701

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares/Principal Amount	Value

Waste Management, Inc., 6.125%, 11/30/39(3)	$ 30,000	$ 33,339
		224,066
COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39(3)	60,000	69,597
CONSUMER FINANCE — 0.3%
Ford Motor Credit Co. LLC, 5.625%, 9/15/15(3)	60,000	61,792
General Electric Capital Corp., 3.75%, 11/14/14(3)	50,000	53,018
General Electric Capital Corp., 3.50%, 6/29/15(3)	50,000	52,391
General Electric Capital Corp., 5.625%, 9/15/17(3)	140,000	156,626
General Electric Capital Corp., 4.375%, 9/16/20(3)	30,000	30,171
SLM Corp., 5.375%, 1/15/13(3)	30,000	30,263
		384,261
CONTAINERS & PACKAGING — 0.1%
Ball Corp., 7.125%, 9/1/16(3)	40,000	43,400
Ball Corp., 6.75%, 9/15/20(3)	30,000	31,950
		75,350
DIVERSIFIED FINANCIAL SERVICES — 0.8%
Arch Western Finance LLC, 6.75%, 7/1/13(3)	14,000	14,227
Bank of America Corp., 6.50%, 8/1/16(3)	30,000	33,790
Bank of America Corp., 5.75%, 12/1/17(3)	40,000	42,829
Bank of America N.A., 5.30%, 3/15/17(3)	124,000	127,833
Citigroup, Inc., 6.00%, 12/13/13(3)	80,000	87,785
Citigroup, Inc., 6.01%, 1/15/15(3)	50,000	55,037
Citigroup, Inc., 4.75%, 5/19/15	20,000	21,072
Citigroup, Inc., 6.125%, 5/15/18(3)	90,000	98,342
Citigroup, Inc., 8.50%, 5/22/19(3)	30,000	37,150
Citigroup, Inc., 5.375%, 8/9/20(3)	20,000	20,732
JPMorgan Chase & Co., 4.65%, 6/1/14(3)	90,000	98,631
JPMorgan Chase & Co., 3.70%, 1/20/15(3)	20,000	21,156
JPMorgan Chase & Co., 6.00%, 1/15/18(3)	180,000	205,864
		864,448
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Alltel Corp., 7.875%, 7/1/32(3)	30,000	40,063
AT&T, Inc., 6.80%, 5/15/36(3)	110,000	130,965
AT&T, Inc., 6.55%, 2/15/39(3)	60,000	70,002
British Telecommunications plc, 5.95%, 1/15/18	20,000	22,328
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(3)	30,000	40,908
CenturyLink, Inc., 7.60%, 9/15/39(3)	30,000	29,431
Embarq Corp., 7.08%, 6/1/16(3)	5,000	5,565
Frontier Communications Corp., 8.50%, 4/15/20(3)	30,000	33,263
Qwest Corp., 7.875%, 9/1/11(3)	30,000	31,837
Qwest Corp., 7.50%, 10/1/14(3)	60,000	68,100
Sprint Capital Corp., 7.625%, 1/30/11(3)	50,000	50,938
Telecom Italia Capital SA, 6.18%, 6/18/14(3)	90,000	99,357
Telecom Italia Capital SA, 7.00%, 6/4/18(3)	30,000	34,510
Telefonica Emisiones SAU, 5.88%, 7/15/19(3)	100,000	114,617
Verizon Communications, Inc., 6.40%, 2/15/38(3)	20,000	23,205
Verizon Communications, Inc., 7.35%, 4/1/39(3)	40,000	51,524
Windstream Corp., 7.875%, 11/1/17(3)	50,000	52,375
		898,988

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares/Principal Amount	Value

ELECTRIC UTILITIES — 0.4%
Carolina Power & Light Co., 5.15%, 4/1/15(3)	$ 37,000	$ 42,365
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(3)	18,000	20,012
Duke Energy Corp., 3.95%, 9/15/14(3)	40,000	43,141
Edison International, 3.75%, 9/15/17(3)	40,000	41,083
Exelon Generation Co. LLC, 5.20%, 10/1/19(3)	40,000	44,572
Exelon Generation Co. LLC, 4.00%, 10/1/20(3)	30,000	30,088
FirstEnergy Solutions Corp., 6.05%, 8/15/21(3)	80,000	85,624
Florida Power Corp., 6.35%, 9/15/37(3)	70,000	86,121
Southern California Edison Co., 5.625%, 2/1/36(3)	22,000	25,118
		418,124
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16(3)	70,000	77,088
ENERGY EQUIPMENT & SERVICES — 0.1%
Transocean, Inc., 6.50%, 11/15/20(3)	30,000	32,729
Weatherford International Ltd., 9.625%, 3/1/19(3)	70,000	91,456
		124,185
FOOD & STAPLES RETAILING — 0.5%
CVS Caremark Corp., 6.60%, 3/15/19(3)	100,000	121,554
Kroger Co. (The), 6.40%, 8/15/17(3)	50,000	59,861
SYSCO Corp., 4.20%, 2/12/13(3)	30,000	32,270
Wal-Mart Stores, Inc., 5.875%, 4/5/27(3)	138,000	162,593
Wal-Mart Stores, Inc., 6.20%, 4/15/38(3)	60,000	72,600
Wal-Mart Stores, Inc., 5.625%, 4/1/40(3)	90,000	102,347
		551,225
FOOD PRODUCTS — 0.2%
Kellogg Co., 4.45%, 5/30/16(3)	50,000	56,228
Kraft Foods, Inc., 6.00%, 2/11/13(3)	20,000	22,226
Kraft Foods, Inc., 5.375%, 2/10/20(3)	90,000	100,722
Kraft Foods, Inc., 6.50%, 2/9/40(3)	35,000	41,126
Mead Johnson Nutrition Co., 3.50%, 11/1/14(3)	30,000	31,685
		251,987
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Baxter International, Inc., 5.90%, 9/1/16(3)	40,000	48,280
Covidien International Finance SA, 1.875%, 6/15/13(3)	40,000	40,724
		89,004
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Express Scripts, Inc., 5.25%, 6/15/12(3)	60,000	64,081
Express Scripts, Inc., 7.25%, 6/15/19(3)	90,000	113,371
Medco Health Solutions, Inc., 7.25%, 8/15/13(3)	60,000	69,360
WellPoint, Inc., 5.80%, 8/15/40(3)	10,000	10,505
		257,317
HOTELS, RESTAURANTS & LEISURE — 0.2%
McDonald's Corp., 5.35%, 3/1/18(3)	50,000	58,667
Wyndham Worldwide Corp., 6.00%, 12/1/16(3)	10,000	10,450
Wyndham Worldwide Corp., 5.75%, 2/1/18(3)	20,000	20,093
Yum! Brands, Inc., 5.30%, 9/15/19(3)	80,000	89,380
		178,590
HOUSEHOLD DURABLES — 0.1%
Jarden Corp., 8.00%, 5/1/16	50,000	53,500

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares/Principal Amount	Value

Toll Brothers Finance Corp., 6.75%, 11/1/19(3)	$ 30,000	$ 31,098
		84,598
HOUSEHOLD PRODUCTS — 0.1%
Kimberly-Clark Corp., 6.125%, 8/1/17(3)	70,000	85,596
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.00%, 2/1/13(3)	42,000	45,639
General Electric Co., 5.25%, 12/6/17(3)	70,000	78,904
		124,543
INSURANCE — 0.4%
Allstate Corp. (The), 7.45%, 5/16/19	40,000	50,057
CNA Financial Corp., 5.875%, 8/15/20(3)	20,000	20,431
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(3)	30,000	30,738
Lincoln National Corp., 6.25%, 2/15/20(3)	30,000	33,622
MetLife Global Funding I, 5.125%, 4/10/13(3)(4)	50,000	54,464
MetLife, Inc., 6.75%, 6/1/16(3)	60,000	71,746
New York Life Global Funding, 4.65%, 5/9/13(3)(4)	40,000	43,357
Prudential Financial, Inc., 7.375%, 6/15/19(3)	30,000	36,606
Prudential Financial, Inc., 5.40%, 6/13/35(3)	80,000	77,503
Travelers Cos., Inc. (The), 5.90%, 6/2/19(3)	30,000	34,967
		453,491
MACHINERY — 0.1%
Deere & Co., 5.375%, 10/16/29(3)	60,000	66,950
MEDIA — 1.1%
CBS Corp., 8.875%, 5/15/19(3)	30,000	39,169
CBS Corp., 5.75%, 4/15/20(3)	30,000	33,383
CBS Corp., 5.50%, 5/15/33(3)	30,000	29,297
Comcast Corp., 5.90%, 3/15/16(3)	44,000	50,903
Comcast Corp., 6.40%, 5/15/38(3)	60,000	66,565
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(3)	100,000	109,347
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 6.375%, 6/15/15(3)	60,000	62,400
Gannett Co., Inc., 9.375%, 11/15/17(3)(4)	30,000	32,925
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(3)	70,000	82,075
Lamar Media Corp., 9.75%, 4/1/14(3)	40,000	46,000
NBC Universal, Inc., 4.375%, 4/1/21(4)(5)	40,000	40,572
NBC Universal, Inc., 5.95%, 4/1/41(4)(5)	20,000	20,645
News America, Inc., 6.90%, 8/15/39(3)	30,000	35,474
Omnicom Group, Inc., 5.90%, 4/15/16(3)	100,000	115,501
Omnicom Group, Inc., 4.45%, 8/15/20(3)	20,000	20,603
Time Warner Cable, Inc., 5.40%, 7/2/12(3)	60,000	64,305
Time Warner Cable, Inc., 6.75%, 7/1/18(3)	60,000	71,660
Time Warner, Inc., 7.70%, 5/1/32(3)	40,000	50,119
Viacom, Inc., 6.25%, 4/30/16(3)	120,000	140,973
Virgin Media Secured Finance plc, 6.50%, 1/15/18(3)	100,000	106,000
		1,217,916
METALS & MINING — 0.5%
Alcoa, Inc., 6.15%, 8/15/20(3)	40,000	41,202
Anglo American Capital plc, 4.45%, 9/27/20(3)(4)	20,000	20,529
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(3)	20,000	21,194
ArcelorMittal, 9.85%, 6/1/19(3)	90,000	115,842
ArcelorMittal, 5.25%, 8/5/20(3)	30,000	30,287
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(3)	50,000	55,883

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares/Principal Amount	Value

Newmont Mining Corp., 6.25%, 10/1/39(3)	$ 60,000	$ 69,031
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(3)	70,000	78,077
Teck Resources Ltd., 5.375%, 10/1/15(3)	20,000	22,044
Teck Resources Ltd., 10.75%, 5/15/19(3)	14,000	17,656
Vale Overseas Ltd., 5.625%, 9/15/19(3)	25,000	27,682
Vale Overseas Ltd., 4.625%, 9/15/20	20,000	20,753
		520,180
MULTILINE RETAIL(2)
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(3)	52,000	54,470
MULTI-UTILITIES — 0.4%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(3)	70,000	81,212
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(3)	100,000	113,160
CMS Energy Corp., 4.25%, 9/30/15	20,000	20,279
CMS Energy Corp., 8.75%, 6/15/19(3)	40,000	47,955
Pacific Gas & Electric Co., 5.80%, 3/1/37(3)	68,000	75,762
PG&E Corp., 5.75%, 4/1/14(3)	20,000	22,512
Sempra Energy, 8.90%, 11/15/13(3)	50,000	60,169
Sempra Energy, 6.50%, 6/1/16(3)	30,000	35,950
		456,999
OFFICE ELECTRONICS — 0.1%
Xerox Corp., 5.65%, 5/15/13(3)	20,000	21,923
Xerox Corp., 4.25%, 2/15/15(3)	70,000	75,255
		97,178
OIL, GAS & CONSUMABLE FUELS — 1.3%
Anadarko Petroleum Corp., 6.45%, 9/15/36(3)	70,000	70,304
Apache Corp., 5.10%, 9/1/40(3)	20,000	20,198
BP Capital Markets plc, 4.50%, 10/1/20(3)(5)	30,000	30,740
Cenovus Energy, Inc., 4.50%, 9/15/14(3)	40,000	44,086
Chesapeake Energy Corp., 7.625%, 7/15/13(3)	20,000	21,900
ConocoPhillips, 5.75%, 2/1/19(3)	60,000	72,094
ConocoPhillips, 6.50%, 2/1/39(3)	90,000	113,139
El Paso Corp., 7.875%, 6/15/12(3)	30,000	32,075
Enbridge Energy Partners LP, 6.50%, 4/15/18(3)	30,000	35,315
Enbridge Energy Partners LP, 5.50%, 9/15/40(3)	30,000	30,109
Enterprise Products Operating LLC, 3.70%, 6/1/15(3)	20,000	21,026
Enterprise Products Operating LLC, 6.30%, 9/15/17(3)	110,000	127,059
Enterprise Products Operating LLC, 6.45%, 9/1/40(3)	20,000	22,311
EOG Resources, Inc., 5.625%, 6/1/19(3)	40,000	47,135
Hess Corp., 6.00%, 1/15/40(3)	30,000	33,079
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(3)	60,000	71,659
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(3)	40,000	43,395
Magellan Midstream Partners LP, 6.55%, 7/15/19(3)	40,000	47,861
Motiva Enterprises LLC, 5.75%, 1/15/20(3)(4)	60,000	68,750
Nexen, Inc., 5.65%, 5/15/17(3)	40,000	45,404
Peabody Energy Corp., 6.50%, 9/15/20(3)	20,000	21,625
Petrobras International Finance Co., 5.75%, 1/20/20(3)	30,000	33,356
Petroleos Mexicanos, 6.00%, 3/5/20(3)(4)	40,000	44,400
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15(3)	20,000	21,012
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(3)	60,000	76,274
Shell International Finance BV, 3.10%, 6/28/15(3)	30,000	31,628
Shell International Finance BV, 6.375%, 12/15/38(3)	60,000	76,331

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares/Principal Amount	Value

Talisman Energy, Inc., 7.75%, 6/1/19(3)	$ 60,000	$ 76,705
TransCanada PipeLines Ltd., 3.80%, 10/1/20	30,000	30,717
Williams Partners LP, 5.25%, 3/15/20(3)	30,000	32,669
XTO Energy, Inc., 6.50%, 12/15/18(3)	40,000	51,020
		1,493,376
PAPER & FOREST PRODUCTS — 0.1%
International Paper Co., 9.375%, 5/15/19(3)	70,000	90,952
International Paper Co., 7.30%, 11/15/39(3)	40,000	44,924
		135,876
PHARMACEUTICALS — 0.4%
Abbott Laboratories, 5.875%, 5/15/16(3)	35,000	42,129
Abbott Laboratories, 5.30%, 5/27/40(3)	20,000	21,789
AstraZeneca plc, 5.40%, 9/15/12(3)	55,000	59,946
AstraZeneca plc, 5.90%, 9/15/17(3)	50,000	60,266
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(3)	50,000	55,038
Pfizer, Inc., 7.20%, 3/15/39(3)	50,000	68,268
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(3)	120,000	130,896
		438,332
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
Digital Realty Trust LP, 5.875%, 2/1/20(3)(4)	40,000	42,601
Kimco Realty Corp., 6.875%, 10/1/19(3)	20,000	23,327
ProLogis, 5.625%, 11/15/16(3)	80,000	77,152
ProLogis, 7.375%, 10/30/19(3)	30,000	30,325
		173,405
REAL ESTATE MANAGEMENT & DEVELOPMENT(2)
AMB Property LP, 6.625%, 12/1/19(3)	40,000	44,512
ROAD & RAIL — 0.1%
Burlington Northern Santa Fe Corp., 5.05%, 3/1/41(3)	10,000	10,008
CSX Corp., 7.375%, 2/1/19(3)	40,000	50,297
Union Pacific Corp., 5.75%, 11/15/17(3)	100,000	115,491
		175,796
SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17(3)	75,000	85,113
SPECIALTY RETAIL(2)
Staples, Inc., 9.75%, 1/15/14(3)	40,000	49,574
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
America Movil SAB de CV, 5.00%, 10/16/19(3)	100,000	107,632
American Tower Corp., 4.625%, 4/1/15(3)	30,000	32,040
Rogers Communications, Inc., 6.25%, 6/15/13(3)	55,000	61,934
Rogers Communications, Inc., 6.80%, 8/15/18(3)	40,000	49,485
SBA Telecommunications, Inc., 8.25%, 8/15/19(3)	30,000	33,150
		284,241
TOTAL CORPORATE BONDS
(Cost $11,826,236)		13,043,020
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 10.6%
FHLMC, 7.00%, 11/1/13(3)	18,128	19,217
FHLMC, 6.50%, 6/1/16(3)	50,193	54,336
FHLMC, 6.50%, 6/1/16(3)	52,847	57,192
FHLMC, 4.50%, 1/1/19(3)	444,913	472,571
FHLMC, 6.50%, 1/1/28(3)	16,770	18,581

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares/Principal Amount	Value

FHLMC, 6.50%, 6/1/29(3)	$ 11,677	$ 12,976
FHLMC, 8.00%, 7/1/30(3)	13,997	16,129
FHLMC, 5.50%, 12/1/33(3)	484,635	520,187
FHLMC, 5.50%, 1/1/38(3)	217,008	230,893
FHLMC, 6.00%, 8/1/38	176,020	189,005
FHLMC, 6.50%, 7/1/47(3)	25,147	27,300
FNMA, 6.50%, 11/1/11(3)	2,072	2,135
FNMA, 6.00%, 4/1/13(3)	2,521	2,724
FNMA, 6.00%, 4/1/13(3)	4,874	5,267
FNMA, 6.00%, 5/1/13(3)	720	778
FNMA, 6.50%, 6/1/13(3)	667	721
FNMA, 6.50%, 6/1/13(3)	9,239	9,998
FNMA, 6.00%, 7/1/13(3)	2,247	2,428
FNMA, 6.00%, 1/1/14(3)	34,088	36,835
FNMA, 4.50%, 5/1/19(3)	199,235	211,713
FNMA, 4.50%, 5/1/19(3)	239,515	254,516
FNMA, 6.50%, 1/1/28(3)	6,393	7,042
FNMA, 7.00%, 1/1/28(3)	12,241	13,875
FNMA, 6.50%, 1/1/29(3)	32,446	36,365
FNMA, 7.50%, 7/1/29(3)	52,088	59,484
FNMA, 7.50%, 9/1/30(3)	13,284	15,165
FNMA, 6.50%, 1/1/32(3)	36,709	41,052
FNMA, 5.50%, 6/1/33(3)	304,279	326,976
FNMA, 5.50%, 8/1/33(3)	270,576	290,758
FNMA, 5.00%, 11/1/33(3)	1,187,475	1,261,392
FNMA, 5.50%, 1/1/34(3)	471,896	506,992
FNMA, 4.50%, 9/1/35(3)	876,838	921,237
FNMA, 5.00%, 2/1/36(3)	1,125,988	1,190,799
FNMA, 5.50%, 1/1/37	1,948,135	2,083,707
FNMA, 5.50%, 2/1/37(3)	280,194	298,730
FNMA, 6.00%, 7/1/37	1,487,459	1,610,150
FNMA, 6.50%, 8/1/37(3)	268,458	292,710
FNMA, 6.50%, 6/1/47(3)	17,348	18,748
FNMA, 6.50%, 8/1/47(3)	67,949	73,429
FNMA, 6.50%, 8/1/47(3)	70,220	75,884
FNMA, 6.50%, 9/1/47(3)	7,127	7,702
FNMA, 6.50%, 9/1/47(3)	35,962	38,862
FNMA, 6.50%, 9/1/47(3)	43,151	46,631
FNMA, 6.50%, 9/1/47(3)	68,605	74,139
FNMA, 6.50%, 9/1/47(3)	98,101	106,013
GNMA, 7.00%, 4/20/26(3)	38,722	43,905
GNMA, 7.50%, 8/15/26(3)	22,301	25,466
GNMA, 7.00%, 2/15/28(3)	5,675	6,485
GNMA, 7.50%, 2/15/28(3)	9,701	11,105
GNMA, 6.50%, 5/15/28(3)	2,937	3,309
GNMA, 6.50%, 5/15/28(3)	3,028	3,411

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares/Principal Amount	Value

GNMA, 7.00%, 12/15/28(3)	$ 10,526	$ 12,029
GNMA, 7.00%, 5/15/31(3)	70,462	80,631
GNMA, 5.50%, 11/15/32(3)	309,826	335,128
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $11,281,081)		12,064,813
U.S. TREASURY SECURITIES — 7.7%
U.S. Treasury Bonds, 5.25%, 2/15/29(3)	320,000	404,500
U.S. Treasury Bonds, 4.75%, 2/15/37(3)	297,000	355,101
U.S. Treasury Bonds, 4.375%, 11/15/39(3)	740,000	830,072
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(3)	1,141,750	1,221,405
U.S. Treasury Notes, 1.375%, 11/15/12(3)	4,000,000	4,078,124
U.S. Treasury Notes, 1.375%, 5/15/13(3)	300,000	306,329
U.S. Treasury Notes, 2.375%, 8/31/14(3)	1,500,000	1,583,203
TOTAL U.S. TREASURY SECURITIES
(Cost $8,402,756)		8,778,734
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 3.0%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 2.0%
FHLMC, 2.875%, 2/9/15(3)	900,000	959,517
FNMA, 1.00%, 9/23/13	700,000	703,290
FNMA, 5.00%, 2/13/17(3)	600,000	705,580
		2,368,387
GOVERNMENT-BACKED CORPORATE BONDS(7) — 1.0%
Ally Financial, Inc., 1.75%, 10/30/12(3)	500,000	511,772
Citigroup Funding, Inc., 1.875%, 11/15/12(3)	500,000	512,845
		1,024,617
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $3,212,973)		3,393,004
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 2.3%
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(3)	200,000	206,314
Commercial Mortgage Pass-Through Certificates, Series 2004 LB3A, Class A4 SEQ, VRN, 5.23%, 10/1/10(3)	200,000	208,306
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.44%, 10/15/10, resets monthly off the 1-month LIBOR plus 0.18% with no caps(3)(4)	139,870	123,532
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A4, VRN, 4.80%, 10/1/10(3)	100,000	106,725
Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 0.35%, 10/5/10, resets monthly off the 1-month LIBOR plus 0.09% with no caps(3)(4)	28,601	27,828
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A6 SEQ, VRN, 5.40%, 10/1/10(3)	100,000	109,168
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.75%, 7/10/39(3)	100,000	105,160
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(3)	200,000	215,269
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(3)	100,000	106,305

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares/Principal Amount	Value

LB-UBS Commercial Mortgage Trust, Series 2004 C2, Class A4 SEQ, 4.37%, 3/15/36(3)	$ 100,000	$ 104,350
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(3)	261,770	262,184
LB-UBS Commercial Mortgage Trust, Series 2005 C5, Class AM, VRN, 5.02%, 10/11/10(3)	100,000	101,471
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.33%, 10/15/10, resets monthly off the 1-month LIBOR plus 0.07% with no caps(3)(4)	142,161	136,256
Morgan Stanley Capital I, Series 2001 T5, Class A4 SEQ, 6.39%, 10/15/35(3)	126,725	132,207
Morgan Stanley Capital I, Series 2003 T11, Class A3 SEQ, 4.85%, 6/13/41(3)	55,951	57,424
PNC Mortgage Acceptance Corp., Series 2001 C1, Class A2 SEQ, 6.36%, 3/12/34(3)	81,537	82,673
Wachovia Bank Commercial Mortgage Trust, Series 2003 C6, Class A3, VRN, 4.96%, 10/1/10(3)	42,158	42,589
Wachovia Bank Commercial Mortgage Trust, Series 2004 C11, Class A3 SEQ, 4.72%, 1/15/41(3)	49,761	50,197
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A5, VRN, 5.09%, 10/1/10(3)	100,000	102,399
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 10/1/10(3)	200,000	208,156
Wachovia Bank Commercial Mortgage Trust, Series 2006 C23, Class A4, VRN, 5.42%, 10/1/10(3)	150,000	162,128
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $2,622,737)		2,650,641
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 1.2%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(3)	179,410	134,777
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(3)	64,654	65,382
Chase Mortgage Finance Corp., Series 2006 S4, Class A3, 6.00%, 12/25/36(3)	72,116	67,629
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003 J13, Class 1A1 SEQ, 5.25%, 1/25/34(3)	62,059	63,220
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(3)	101,616	101,926
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37(3)	93,773	87,499
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 2.91%, 10/1/10(3)	274,835	261,701
MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(3)	20,845	21,902
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	66,550	64,497
Wells Fargo Mortgage-Backed Securities Trust, Series 2007 AR10, Class 1A1, VRN, 6.21%, 10/1/10	77,083	80,061
		948,594
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(3)	350,000	387,920
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,326,081)		1,336,514

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares/Principal Amount	Value
MUNICIPAL SECURITIES — 0.8%
American Municipal Power Inc., Rev., (Building Bonds), 5.94%, 2/15/47(3)	$ 10,000	$ 10,277
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(3)	70,000	75,854
California GO, (Building Bonds), 7.30%, 10/1/39(3)	40,000	42,571
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(3)	80,000	67,664
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	30,000	29,996
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(3)	50,000	54,640
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(3)	25,000	25,917
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33(3)	40,000	43,243
Municipal Electric Auth. Rev., Series 2010 J, (Building Bonds), 6.64%, 4/1/57(3)	40,000	43,122
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(3)	30,000	37,578
New York GO, (Building Bonds), 5.97%, 3/1/36(3)	60,000	64,915
New York State Dormitory Auth. Rev., (Building Bonds), 5.63%, 3/15/39(3)	25,000	26,361
Ohio Water Development Auth. Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34(3)	30,000	31,531
Oregon State Department of Transportation Highway Usertax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(3)	20,000	22,904
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(3)	50,000	53,231
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41(5)	35,000	35,147
San Francisco City & County Public Utilities Water Commission Rev., (Building Bonds), 6.00%, 11/1/40(3)	50,000	52,898
Texas GO, (Building Bonds), 5.52%, 4/1/39(3)	20,000	22,723
University of California Rev., (Building Bonds), 5.77%, 5/15/43(3)	60,000	63,489
Washington GO, (Building Bonds), 5.14%, 8/1/40(3)	40,000	41,816
TOTAL MUNICIPAL SECURITIES
(Cost $807,874)		845,877
SOVEREIGN GOVERNMENTS & AGENCIES — 0.5%
BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19(3)	100,000	117,750
Brazilian Government International Bond, 5.625%, 1/7/41(3)	40,000	44,100
		161,850
CANADA — 0.1%
Hydro Quebec, 8.40%, 1/15/22(3)	44,000	64,078
GERMANY — 0.1%
KfW, 4.125%, 10/15/14(3)	60,000	66,567
ITALY — 0.1%
Republic of Italy, 3.125%, 1/26/15(3)	60,000	61,213
MEXICO — 0.1%
United Mexican States, 5.625%, 1/15/17(3)	20,000	22,980
United Mexican States, 5.95%, 3/19/19(3)	120,000	141,420
		164,400
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $465,701)	518,108

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value
TEMPORARY CASH INVESTMENTS — 0.5%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $616,824)	616,824	$ 616,824
TOTAL INVESTMENT SECURITIES — 99.7%
(Cost $101,864,373)		113,126,910
OTHER ASSETS AND LIABILITIES — 0.3%		365,723
TOTAL NET ASSETS — 100.0%		$113,492,633

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
10	U.S. Long Bond	December 2010	$1,337,188	$10,932

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
31	U.S. Treasury 2-Year Notes	December 2010	$6,804,016	$(12,661)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$750,000	Pay quarterly a fixed rate equal to 0.12% per annum multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18. Expires March 2017.	–	$21,785

Notes to Schedule of Investments
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Non-income producing.
(2)	Industry is less than 0.05% of total net assets.
(3)	Security, or a portion thereof, has been segregated for when-issued securities, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $8,291,000.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $959,266, which represented 0.8% of total net assets.

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

(5)	When-issued security.
(6)	Final maturity indicated, unless otherwise noted.
(7)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary
Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December
31, 2012.

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of September 30, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$69,879,375	–	–
Corporate Bonds	–	$13,043,020	–
U.S. Government Agency Mortgage-Backed Securities	–	12,064,813	–
U.S. Treasury Securities	–	8,778,734	–
U.S. Government Agency Securities and Equivalents	–	3,393,004	–
Commercial Mortgage-Backed Securities	–	2,650,641	–
Collateralized Mortgage Obligations	–	1,336,514	–
Municipal Securities	–	845,877	–
Sovereign Governments & Agencies	–	518,108	–
Temporary Cash Investments	616,824	–	–
Total Value of Investment Securities	$70,496,199	$42,630,711	–
Other Financial Instruments
Futures Contracts	$(1,729)	–	–
Swap Agreements	–	$21,785	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(1,729)	$21,785	–

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

3. Federal Tax Information

As of September 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$103,703,624
Gross tax appreciation of investments	$ 11,235,530
Gross tax depreciation of investments	(1,812,244)
Net tax appreciation (depreciation) of investments	$ 9,423,286

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Capital Appreciation Fund

September 30, 2010

VP Capital Appreciation – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.3%
AEROSPACE & DEFENSE — 3.3%
BE Aerospace, Inc.(1)	195,000	$ 5,910,450
Precision Castparts Corp.	17,100	2,177,685
TransDigm Group, Inc.	33,200	2,060,060
		10,148,195
AIR FREIGHT & LOGISTICS — 1.2%
Expeditors International of Washington, Inc.	76,300	3,527,349
AIRLINES — 1.2%
Delta Air Lines, Inc.(1)	130,500	1,519,020
UAL Corp.(1)	90,600	2,140,878
		3,659,898
AUTOMOBILES — 0.6%
Bayerische Motoren Werke AG	25,600	1,795,215
BIOTECHNOLOGY — 2.3%
Alexion Pharmaceuticals, Inc.(1)	49,900	3,211,564
United Therapeutics Corp.(1)	43,100	2,414,031
Vertex Pharmaceuticals, Inc.(1)	43,400	1,500,338
		7,125,933
CAPITAL MARKETS — 0.4%
Lazard Ltd., Class A	34,600	1,213,768
CHEMICALS — 2.5%
Albemarle Corp.	92,000	4,306,520
CF Industries Holdings, Inc.	19,300	1,843,150
Ecolab, Inc.	26,900	1,364,906
		7,514,576
COMMERCIAL BANKS — 0.6%
Comerica, Inc.	52,500	1,950,375
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Stericycle, Inc.(1)	36,400	2,529,072
COMMUNICATIONS EQUIPMENT — 3.6%
F5 Networks, Inc.(1)	88,800	9,218,328
JDS Uniphase Corp.(1)	143,300	1,775,487
		10,993,815
COMPUTERS & PERIPHERALS — 5.5%
Apple, Inc.(1)	23,243	6,595,201
Lexmark International, Inc., Class A(1)	144,400	6,443,128
NetApp, Inc.(1)	76,100	3,789,019
		16,827,348
CONSUMER FINANCE — 1.2%
Discover Financial Services	210,241	3,506,820
DIVERSIFIED CONSUMER SERVICES — 0.5%
Apollo Group, Inc., Class A(1)	31,200	1,602,120
ELECTRICAL EQUIPMENT — 1.9%
American Superconductor Corp.(1)	50,100	1,558,110
Cooper Industries plc	64,100	3,136,413
Rockwell Automation, Inc.	18,800	1,160,524
		5,855,047
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Agilent Technologies, Inc.(1)	78,500	2,619,545

VP Capital Appreciation – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Amphenol Corp., Class A	40,500	$ 1,983,690
Dolby Laboratories, Inc., Class A(1)	54,100	3,073,421
		7,676,656
ENERGY EQUIPMENT & SERVICES — 3.5%
Complete Production Services, Inc.(1)	75,800	1,550,110
Core Laboratories NV	47,300	4,164,292
Dril-Quip, Inc.(1)	28,400	1,763,924
FMC Technologies, Inc.(1)	48,100	3,284,749
		10,763,075
FOOD & STAPLES RETAILING — 1.9%
Costco Wholesale Corp.	23,600	1,521,964
Whole Foods Market, Inc.(1)	111,400	4,134,054
		5,656,018
FOOD PRODUCTS — 1.2%
Mead Johnson Nutrition Co.	61,500	3,499,965
GAS UTILITIES — 0.6%
National Fuel Gas Co.	34,900	1,808,169
HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
C.R. Bard, Inc.	54,200	4,413,506
Intuitive Surgical, Inc.(1)	4,000	1,134,960
Masimo Corp.	72,200	1,971,782
Varian Medical Systems, Inc.(1)	57,800	3,496,900
		11,017,148
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Express Scripts, Inc.(1)	103,500	5,040,450
HEALTH CARE TECHNOLOGY — 1.4%
SXC Health Solutions Corp.(1)	118,322	4,315,203
HOTELS, RESTAURANTS & LEISURE — 6.3%
Chipotle Mexican Grill, Inc.(1)	12,800	2,201,600
Ctrip.com International Ltd. ADR(1)	80,138	3,826,590
Home Inns & Hotels Management, Inc. ADR(1)	47,500	2,348,400
Las Vegas Sands Corp.(1)	93,800	3,268,930
Royal Caribbean Cruises Ltd.(1)	144,400	4,552,932
Starwood Hotels & Resorts Worldwide, Inc.	58,900	3,095,195
		19,293,647
INSURANCE — 0.6%
Genworth Financial, Inc., Class A(1)	138,244	1,689,342
INTERNET & CATALOG RETAIL — 3.9%
MakeMyTrip Ltd.(1)	8,200	317,422
Netflix, Inc.(1)	22,900	3,713,464
priceline.com, Inc.(1)	22,130	7,708,764
		11,739,650
INTERNET SOFTWARE & SERVICES — 4.5%
Baidu, Inc. ADR(1)	52,400	5,377,288
Equinix, Inc.(1)	29,300	2,998,855
VeriSign, Inc.(1)	88,400	2,805,816
WebMD Health Corp.(1)	47,076	2,347,680
		13,529,639
IT SERVICES — 1.5%
Cognizant Technology Solutions Corp., Class A(1)	71,100	4,583,817

VP Capital Appreciation – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Polaris Industries, Inc.	29,300	$ 1,907,430
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Illumina, Inc.(1)	55,300	2,720,760
Life Technologies Corp.(1)	52,800	2,465,232
		5,185,992
MACHINERY — 4.5%
AGCO Corp.(1)	55,300	2,157,253
ArvinMeritor, Inc.(1)	98,600	1,532,244
Bucyrus International, Inc.	28,800	1,997,280
Cummins, Inc.	71,200	6,449,296
Flowserve Corp.	14,915	1,631,999
		13,768,072
MEDIA — 0.9%
Imax Corp.(1)	153,400	2,586,324
METALS & MINING — 1.0%
Cliffs Natural Resources, Inc.	47,500	3,036,200
MULTILINE RETAIL — 1.2%
Dollar Tree, Inc.(1)	77,150	3,761,834
OIL, GAS & CONSUMABLE FUELS — 2.3%
Concho Resources, Inc.(1)	60,000	3,970,200
Pioneer Natural Resources Co.	47,000	3,056,410
		7,026,610
PHARMACEUTICALS — 1.4%
Salix Pharmaceuticals Ltd.(1)	33,400	1,326,648
Shire plc ADR	44,800	3,014,144
		4,340,792
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.3%
AvalonBay Communities, Inc.	14,800	1,538,164
Digital Realty Trust, Inc.	37,500	2,313,750
		3,851,914
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.8%
CB Richard Ellis Group, Inc., Class A(1)	225,400	4,120,312
Jones Lang LaSalle, Inc.	14,200	1,225,034
		5,345,346
ROAD & RAIL — 1.6%
J.B. Hunt Transport Services, Inc.	81,700	2,834,990
Kansas City Southern(1)	56,900	2,128,629
		4,963,619
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Analog Devices, Inc.	43,800	1,374,444
ARM Holdings plc	320,300	1,973,391
Cavium Networks, Inc.(1)	68,700	1,975,812
Cypress Semiconductor Corp.(1)	221,400	2,785,212
Veeco Instruments, Inc.(1)	89,100	3,106,917
		11,215,776
SOFTWARE — 5.4%
Citrix Systems, Inc.(1)	78,236	5,338,825
Intuit, Inc.(1)	67,800	2,970,318
Rovi Corp.(1)	49,600	2,500,336
salesforce.com, inc.(1)	43,700	4,885,660

VP Capital Appreciation – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

VanceInfo Technologies, Inc. ADR(1)	25,200	$ 814,968
		16,510,107
SPECIALTY RETAIL — 5.3%
AutoZone, Inc.(1)	6,100	1,396,351
O'Reilly Automotive, Inc.(1)	128,900	6,857,480
PetSmart, Inc.	95,000	3,325,000
Williams-Sonoma, Inc.	139,200	4,412,640
		15,991,471
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Fossil, Inc.(1)	35,400	1,904,166
Lululemon Athletica, Inc.(1)	48,400	2,164,448
		4,068,614
TRADING COMPANIES & DISTRIBUTORS — 2.4%
Fastenal Co.	102,000	5,425,380
MSC Industrial Direct Co., Class A	36,670	1,981,647
		7,407,027
WIRELESS TELECOMMUNICATION SERVICES — 4.1%
NII Holdings, Inc.(1)	127,800	5,252,580
SBA Communications Corp., Class A(1)	176,474	7,111,902
		12,364,482
TOTAL COMMON STOCKS
(Cost $224,454,030)		302,193,920
TEMPORARY CASH INVESTMENTS — 1.0%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	43,667	43,667
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.875%, 7/31/11, valued at $3,160,443), in a joint trading account at 0.10%, dated 9/30/10, due 10/1/10 (Delivery value $3,100,009)		3,100,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $3,143,667)		3,143,667
TOTAL INVESTMENT SECURITIES — 100.3%
(Cost $227,597,697)		305,337,587
OTHER ASSETS AND LIABILITIES — (0.3)%		(972,021)
TOTAL NET ASSETS — 100.0%		$304,365,566

Geographic Diversification
(as a% of net assets)
United States	88 .1%
People's Republic of China	4 .1%
Canada	3 .0%
Netherlands	1 .4%
Ireland	1 .0%
United Kingdom	0 .6%
Germany	0 .6%
Bermuda	0 .4%
India	0 .1%
Cash and Equivalents*	0 .7%
* Includes temporary cash investments and other assets and liabilities.

VP Capital Appreciation – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
966,720	EUR for USD	UBS AG	10/29/10	$1,317,640	$(14,414)
967,626	GBP for USD	Bank of America Corp.	10/29/10	1,519,802	4,353
				$2,837,442	$(10,061)
(Value on Settlement Date $2,827,381)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1) Non-income producing.

VP Capital Appreciation – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of September 30, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$268,282,467	–	–
Foreign Common Stocks	30,142,847	$3,768,606	–
Temporary Cash Investments	43,667	3,100,000	–
Total Value of Investment Securities	$298,468,981	$6,868,606	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(10,061)	–

3. Federal Tax Information

As of September 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$228,248,456
Gross tax appreciation of investments	$78,023,356
Gross tax depreciation of investments	(934,225)
Net tax appreciation (depreciation) of investments	$77,089,131

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Income & Growth Fund

September 30, 2010

VP Income & Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.7%
Cubic Corp.	2,772	$ 113,098
General Dynamics Corp.	1,690	106,149
Honeywell International, Inc.	12,646	555,665
Lockheed Martin Corp.	2,295	163,588
Northrop Grumman Corp.	42,348	2,567,559
Raytheon Co.	11,469	524,248
		4,030,307
AIR FREIGHT & LOGISTICS — 0.9%
FedEx Corp.	323	27,617
United Parcel Service, Inc., Class B	32,790	2,186,765
		2,214,382
AUTO COMPONENTS — 0.3%
Goodyear Tire & Rubber Co. (The)(1)	2,006	21,564
TRW Automotive Holdings Corp.(1)	18,189	755,935
		777,499
AUTOMOBILES — 0.7%
Ford Motor Co.(1)	144,327	1,766,563
BEVERAGES — 1.4%
Coca-Cola Co. (The)	13,836	809,683
Coca-Cola Enterprises, Inc.	19,298	598,238
Dr Pepper Snapple Group, Inc.	54,703	1,943,050
PepsiCo, Inc.	2,009	133,478
		3,484,449
BIOTECHNOLOGY — 2.4%
Amgen, Inc.(1)	63,025	3,473,308
Biogen Idec, Inc.(1)	10,476	587,913
Cephalon, Inc.(1)	22,877	1,428,440
Cubist Pharmaceuticals, Inc.(1)	16,195	378,801
		5,868,462
CAPITAL MARKETS — 1.9%
Bank of New York Mellon Corp. (The)	31,474	822,416
BlackRock, Inc.	1,336	227,454
Goldman Sachs Group, Inc. (The)	9,899	1,431,197
Investment Technology Group, Inc.(1)	3,132	44,537
Legg Mason, Inc.	68,273	2,069,355
		4,594,959
CHEMICALS — 2.5%
Ashland, Inc.	41,709	2,034,148
Cytec Industries, Inc.	2,467	139,089
E.I. du Pont de Nemours & Co.	60,680	2,707,542
Lubrizol Corp.	1,464	155,140
Minerals Technologies, Inc.	4,186	246,639
OM Group, Inc.(1)	21,497	647,490
		5,930,048
COMMERCIAL BANKS — 2.6%
BB&T Corp.	5,731	138,003
Canadian Imperial Bank of Commerce	401	29,048
CapitalSource, Inc.	51,637	275,742
Cullen/Frost Bankers, Inc.	1,580	85,115

VP Income & Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Fifth Third Bancorp.	27,729	$ 333,580
First Horizon National Corp.(1)	91	1,044
PNC Financial Services Group, Inc.	2,645	137,302
SunTrust Banks, Inc.	3,377	87,228
Toronto-Dominion Bank (The)	15,721	1,135,999
U.S. Bancorp.	77,836	1,682,814
Wells Fargo & Co.	88,016	2,211,842
Westamerica Bancorp.	3,117	169,845
		6,287,562
COMMERCIAL SERVICES & SUPPLIES — 0.6%
R.R. Donnelley & Sons Co.	61,985	1,051,265
Republic Services, Inc.	10,365	316,029
		1,367,294
COMMUNICATIONS EQUIPMENT — 0.6%
Arris Group, Inc.(1)	31,295	305,752
Cisco Systems, Inc.(1)	49,514	1,084,357
Motorola, Inc.(1)	15,469	131,950
		1,522,059
COMPUTERS & PERIPHERALS — 5.4%
Apple, Inc.(1)	14,792	4,197,230
EMC Corp.(1)	34,477	700,228
Hewlett-Packard Co.	82,237	3,459,711
Lexmark International, Inc., Class A(1)	8,386	374,183
SanDisk Corp.(1)	26,727	979,545
Seagate Technology plc(1)	122,185	1,439,339
Synaptics, Inc.(1)	4,541	127,784
Western Digital Corp.(1)	60,670	1,722,421
		13,000,441
CONSTRUCTION & ENGINEERING — 1.1%
EMCOR Group, Inc.(1)	72,865	1,791,750
Shaw Group, Inc. (The)(1)	28,939	971,193
		2,762,943
CONSUMER FINANCE — 0.8%
American Express Co.	24,319	1,022,127
AmeriCredit Corp.(1)	34,132	834,869
Cash America International, Inc.	2,064	72,240
		1,929,236
CONTAINERS & PACKAGING — 0.1%
Graphic Packaging Holding Co.(1)	49,575	165,581
DIVERSIFIED CONSUMER SERVICES — 0.3%
Apollo Group, Inc., Class A(1)	899	46,164
H&R Block, Inc.	13,120	169,904
ITT Educational Services, Inc.(1)	7,248	509,317
		725,385
DIVERSIFIED FINANCIAL SERVICES — 3.2%
Bank of America Corp.	172,816	2,265,618
Citigroup, Inc.(1)	77,469	302,129
JPMorgan Chase & Co.	134,137	5,106,596
		7,674,343
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.3%
AT&T, Inc.	197,379	5,645,039
Qwest Communications International, Inc.	75,146	471,166

VP Income & Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Verizon Communications, Inc.	129,303	$ 4,213,985
		10,330,190
ELECTRIC UTILITIES — 1.2%
Entergy Corp.	11,256	861,422
Exelon Corp.	19,189	817,067
NextEra Energy, Inc.	22,682	1,233,674
		2,912,163
ELECTRICAL EQUIPMENT — 0.4%
Emerson Electric Co.	17,837	939,296
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Anixter International, Inc.(1)	7,672	414,211
Celestica, Inc.(1)	138,747	1,169,637
Tyco Electronics Ltd.	48,484	1,416,703
		3,000,551
ENERGY EQUIPMENT & SERVICES — 1.0%
Complete Production Services, Inc.(1)	22,848	467,242
National Oilwell Varco, Inc.	19,040	846,709
Transocean Ltd.(1)	15,602	1,003,052
		2,317,003
FOOD & STAPLES RETAILING — 1.1%
SUPERVALU, INC.	6,033	69,561
Wal-Mart Stores, Inc.	47,877	2,562,377
		2,631,938
FOOD PRODUCTS — 3.1%
ConAgra Foods, Inc.	2,121	46,535
Corn Products International, Inc.	8,739	327,713
Del Monte Foods Co.	131,179	1,719,757
Dole Food Co., Inc.(1)	27,167	248,578
General Mills, Inc.	17,173	627,501
Hershey Co. (The)	9,872	469,808
Kraft Foods, Inc., Class A	19,208	592,759
Sara Lee Corp.	129,583	1,740,300
Tyson Foods, Inc., Class A	100,358	1,607,735
		7,380,686
GAS UTILITIES — 0.2%
Nicor, Inc.	12,033	551,352
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Becton, Dickinson & Co.	30,490	2,259,309
Hill-Rom Holdings, Inc.	23,942	859,278
Medtronic, Inc.	22,955	770,829
		3,889,416
HEALTH CARE PROVIDERS & SERVICES — 1.9%
Cardinal Health, Inc.	4,087	135,034
Humana, Inc.(1)	39,986	2,008,897
UnitedHealth Group, Inc.	48,739	1,711,226
WellPoint, Inc.(1)	13,220	748,781
		4,603,938
HOTELS, RESTAURANTS & LEISURE — 1.3%
McDonald's Corp.	32,395	2,413,752
Starbucks Corp.	17,395	444,964
Wyndham Worldwide Corp.	7,224	198,443
		3,057,159

VP Income & Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

HOUSEHOLD DURABLES — 0.6%
American Greetings Corp., Class A	17,040	$ 316,773
Blyth, Inc.	1,030	42,477
Garmin Ltd.	5,865	178,003
Whirlpool Corp.	12,229	990,060
		1,527,313
HOUSEHOLD PRODUCTS — 2.9%
Kimberly-Clark Corp.	40,175	2,613,384
Procter & Gamble Co. (The)	72,745	4,362,517
		6,975,901
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS(2)
Constellation Energy Group, Inc.	382	12,316
INDUSTRIAL CONGLOMERATES — 1.5%
3M Co.	12,467	1,081,013
Carlisle Cos., Inc.	166	4,972
General Electric Co.	156,472	2,542,670
		3,628,655
INSURANCE — 5.9%
ACE Ltd.	37,411	2,179,191
Allied World Assurance Co. Holdings Ltd.	9,754	551,979
Allstate Corp. (The)	2,465	77,771
American Financial Group, Inc.	62,205	1,902,229
Arch Capital Group Ltd.(1)	2,902	243,187
Aspen Insurance Holdings Ltd.	55,767	1,688,625
Berkshire Hathaway, Inc., Class B(1)	10,057	831,513
Endurance Specialty Holdings Ltd.	6,972	277,485
Horace Mann Educators Corp.	7,796	138,613
Loews Corp.	22,223	842,251
MetLife, Inc.	1,682	64,673
Principal Financial Group, Inc.	79,466	2,059,759
Protective Life Corp.	4,859	105,732
Prudential Financial, Inc.	49,790	2,697,622
Sun Life Financial, Inc.	20,693	538,846
Transatlantic Holdings, Inc.	1,396	70,945
		14,270,421
INTERNET SOFTWARE & SERVICES — 1.4%
AOL, Inc.(1)	36,475	902,756
EarthLink, Inc.	39,952	363,164
Google, Inc., Class A(1)	3,918	2,060,045
IAC/InterActiveCorp(1)	3,301	86,717
		3,412,682
IT SERVICES — 4.5%
Accenture plc, Class A	45,937	1,951,863
Acxiom Corp.(1)	7,826	124,120
Automatic Data Processing, Inc.	14,094	592,371
Computer Sciences Corp.	25,889	1,190,894
Convergys Corp.(1)	52,553	549,179
International Business Machines Corp.	47,784	6,409,746
		10,818,173
MACHINERY — 3.0%
Briggs & Stratton Corp.	13,700	260,437
Caterpillar, Inc.	20,375	1,603,105

VP Income & Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Cummins, Inc.	4,736	$ 428,987
Eaton Corp.	19,188	1,582,818
Oshkosh Corp.(1)	44,314	1,218,635
Parker-Hannifin Corp.	15,378	1,077,383
Timken Co.	26,182	1,004,341
		7,175,706
MEDIA — 2.2%
Comcast Corp., Class A	103,029	1,862,764
Gannett Co., Inc.	21,045	257,380
Scholastic Corp.	11,335	315,340
Time Warner, Inc.	86,985	2,666,090
Walt Disney Co. (The)	4,007	132,672
		5,234,246
METALS & MINING — 1.6%
Freeport-McMoRan Copper & Gold, Inc.	38,788	3,312,107
Kinross Gold Corp. New York Shares	2,568	48,253
Newmont Mining Corp.	9,340	586,645
		3,947,005
MULTILINE RETAIL — 0.6%
Big Lots, Inc.(1)	8,057	267,895
Dillard's, Inc., Class A	20,008	472,989
Dollar Tree, Inc.(1)	5,297	258,282
Macy's, Inc.	2,698	62,297
Target Corp.	5,856	312,945
		1,374,408
MULTI-UTILITIES — 1.6%
Ameren Corp.	3,076	87,358
DTE Energy Co.	29,680	1,363,203
Integrys Energy Group, Inc.	43,353	2,256,957
NiSource, Inc.	5,955	103,617
		3,811,135
OFFICE ELECTRONICS — 0.1%
Xerox Corp.	35,432	366,721
OIL, GAS & CONSUMABLE FUELS — 9.9%
Chevron Corp.	74,818	6,063,999
ConocoPhillips	68,731	3,947,221
Exxon Mobil Corp.	122,151	7,547,710
Hess Corp.	9,203	544,082
Murphy Oil Corp.	33,860	2,096,611
Occidental Petroleum Corp.	46,071	3,607,359
Williams Cos., Inc. (The)	11,797	225,441
		24,032,423
PAPER & FOREST PRODUCTS — 0.7%
Domtar Corp.	18,438	1,190,726
International Paper Co.	18,716	407,073
		1,597,799
PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. (The), Class A	4,664	294,905
PHARMACEUTICALS — 7.1%
Bristol-Myers Squibb Co.	123,207	3,340,142
Eli Lilly & Co.	89,931	3,285,179
Endo Pharmaceuticals Holdings, Inc.(1)	16,552	550,189

VP Income & Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Forest Laboratories, Inc.(1)	11,701	$ 361,912
Johnson & Johnson	98,440	6,099,342
King Pharmaceuticals, Inc.(1)	10,227	101,861
Merck & Co., Inc.	6,535	240,553
Pfizer, Inc.	182,347	3,130,898
		17,110,076
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
Public Storage	6,353	616,495
Simon Property Group, Inc.	7,755	719,199
Vornado Realty Trust	103	8,809
		1,344,503
ROAD & RAIL — 0.5%
CSX Corp.	21,288	1,177,652
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Broadcom Corp., Class A	515	18,226
Intel Corp.	224,170	4,310,789
LSI Corp.(1)	145,525	663,594
Maxim Integrated Products, Inc.	4,304	79,667
Micron Technology, Inc.(1)	128,796	928,619
Teradyne, Inc.(1)	13,426	149,566
Texas Instruments, Inc.	51,809	1,406,096
		7,556,557
SOFTWARE — 3.9%
ACI Worldwide, Inc.(1)	6,611	148,020
Intuit, Inc.(1)	35,529	1,556,525
Microsoft Corp.	187,536	4,592,757
Oracle Corp.	70,654	1,897,060
Symantec Corp.(1)	51,827	786,216
Synopsys, Inc.(1)	22,066	546,575
		9,527,153
SPECIALTY RETAIL — 2.3%
AnnTaylor Stores Corp.(1)	4,914	99,459
Gap, Inc. (The)	104,974	1,956,715
Home Depot, Inc. (The)	9,280	293,990
Rent-A-Center, Inc.	55,447	1,240,904
Ross Stores, Inc.	4,338	236,942
Williams-Sonoma, Inc.	57,861	1,834,194
		5,662,204
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Jones Apparel Group, Inc.	56,287	1,105,477
Timberland Co. (The), Class A(1)	8,736	173,060
		1,278,537
THRIFTS & MORTGAGE FINANCE(2)
Ocwen Financial Corp.(1)	4,323	43,835
TOBACCO — 1.2%
Philip Morris International, Inc.	13,017	729,212
Reynolds American, Inc.	35,095	2,084,292
		2,813,504
TOTAL COMMON STOCKS
(Cost $209,009,040)		240,709,035

VP Income & Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS — 0.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	21,817	$ 21,817
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 2.00%-2.125%, 4/15/12-1/15/19, valued at $919,160), in a joint trading account at 0.19%, dated 9/30/10, due 10/1/10 (Delivery value $900,005)		900,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $921,817)		921,817
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $209,930,857)		241,630,852
OTHER ASSETS AND LIABILITIES(2)		10,567
TOTAL NET ASSETS — 100.0%		$241,641,419

Notes to Schedule of Investments

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.

VP Income & Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of September 30, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$225,667,099	–	–
Foreign Common Stocks	15,041,936	–	–
Temporary Cash Investments	21,817	$900,000	–
Total Value of Investment Securities	$240,730,852	$900,000	–

3. Federal Tax Information

As of September 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$217,369,673
Gross tax appreciation of investments	$ 35,958,143
Gross tax depreciation of investments	(11,696,964)
Net tax appreciation (depreciation) of investments	$ 24,261,179

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP International Fund

September 30, 2010

VP International – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 3.1%
BHP Billiton Ltd.	168,269	$ 6,328,338
Wesfarmers Ltd.	118,095	3,754,225
		10,082,563
AUSTRIA — 0.3%
Erste Group Bank AG	24,030	962,129
BELGIUM — 0.8%
Anheuser-Busch InBev NV	42,469	2,498,207
BERMUDA — 0.5%
Seadrill Ltd.	55,370	1,599,579
BRAZIL — 2.1%
Banco Santander Brasil SA ADR	237,980	3,276,985
Vale SA Preference Shares	124,900	3,422,201
		6,699,186
CANADA — 0.5%
Canadian National Railway Co.	28,170	1,801,522
DENMARK — 2.2%
Carlsberg A/S B Shares	34,980	3,647,216
Novo Nordisk A/S B Shares	35,684	3,541,115
		7,188,331
FINLAND — 0.9%
Fortum Oyj	109,110	2,854,401
FRANCE — 6.4%
Air Liquide SA	29,942	3,652,841
BNP Paribas	57,835	4,113,269
Cie Generale d'Optique Essilor International SA	12,320	847,656
Danone SA	41,564	2,486,051
LVMH Moet Hennessy Louis Vuitton SA	25,620	3,758,088
Pernod-Ricard SA	15,462	1,291,062
Publicis Groupe SA	35,220	1,672,796
Total SA	56,990	2,937,131
		20,758,894
GERMANY — 7.8%
Allianz SE	27,270	3,081,876
BASF SE	26,900	1,696,237
Bayerische Motoren Werke AG	47,170	3,307,824
Daimler AG(1)	63,230	4,004,773
Deutsche Boerse AG	18,080	1,206,375
Fresenius Medical Care AG & Co. KGaA	50,563	3,122,874
Metro AG	31,390	2,043,338
MTU Aero Engines Holding AG	28,720	1,641,470
SAP AG	35,570	1,759,489
Siemens AG	32,180	3,396,806
		25,261,062
HONG KONG — 2.2%
CNOOC Ltd.	1,542,000	2,989,061
Li & Fung Ltd.	580,000	3,262,984

VP International – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Link Real Estate Investment Trust (The)	294,000	$ 871,521
		7,123,566
INDIA — 2.3%
Bharti Airtel Ltd.	222,010	1,809,776
Housing Development Finance Corp. Ltd.	68,580	1,119,013
Infosys Technologies Ltd.	42,380	2,877,049
Larsen & Toubro Ltd.	33,610	1,535,693
		7,341,531
INDONESIA — 0.9%
PT Bank Mandiri (Persero) Tbk	1,149,000	926,924
PT Bank Rakyat Indonesia	707,500	792,717
PT United Tractors Tbk	507,000	1,161,698
		2,881,339
IRELAND — 0.6%
Ryanair Holdings plc ADR	63,673	1,961,765
ISRAEL — 0.4%
Teva Pharmaceutical Industries Ltd. ADR	28,320	1,493,880
ITALY — 1.7%
Saipem SpA	140,839	5,640,924
JAPAN — 11.5%
Canon, Inc.	87,100	4,063,902
Fanuc Ltd.	9,500	1,209,691
Fujitsu Ltd.	385,000	2,702,563
Komatsu Ltd.	133,300	3,094,578
Mitsubishi Corp.	168,600	4,000,918
Mitsubishi UFJ Financial Group, Inc.	477,600	2,225,520
Nidec Corp.	13,200	1,173,263
Nissan Motor Co. Ltd.	202,100	1,764,865
Nitori Holdings Co. Ltd.	25,300	2,115,405
Nomura ETF - Nikkei 225	7,150	811,098
Omron Corp.	36,400	826,718
ORIX Corp.	31,970	2,443,323
Rakuten, Inc.	2,823	2,066,187
Shin-Etsu Chemical Co. Ltd.	19,100	930,061
SOFTBANK CORP.	117,100	3,830,859
Unicharm Corp.	65,700	2,644,370
Yahoo! Japan Corp.	3,897	1,346,304
		37,249,625
LUXEMBOURG — 0.9%
Millicom International Cellular SA	30,242	2,901,720
MACAU — 0.3%
Wynn Macau Ltd.(1)	543,628	940,280
NETHERLANDS — 2.3%
ASML Holding NV	32,440	968,944
Royal Dutch Shell plc B Shares	131,570	3,838,109
Unilever NV CVA	94,777	2,832,814
		7,639,867
NORWAY — 1.4%
Telenor ASA	151,250	2,368,605

VP International – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Yara International ASA	48,680	$ 2,201,760
		4,570,365
PEOPLE'S REPUBLIC OF CHINA — 3.4%
Baidu, Inc. ADR(1)	24,400	2,503,928
China Unicom (Hong Kong) Ltd. ADR	104,921	1,527,650
Ctrip.com International Ltd. ADR(1)	29,440	1,405,760
Industrial & Commercial Bank of China Ltd. H Shares	3,070,000	2,287,014
Lenovo Group Ltd.	2,034,000	1,255,709
Tencent Holdings Ltd.	48,100	1,051,414
ZTE Corp. H Shares	281,000	1,119,096
		11,150,571
POLAND — 1.2%
Powszechna Kasa Oszczednosci Bank Polski SA(1)	267,228	4,048,617
RUSSIAN FEDERATION — 0.5%
Magnit OJSC GDR	20,580	518,616
Sberbank of Russian Federation	361,970	1,015,326
		1,533,942
SINGAPORE — 0.7%
United Overseas Bank Ltd.	159,532	2,222,360
SOUTH KOREA — 1.7%
Hyundai Motor Co.	26,548	3,562,240
Samsung Electronics Co. Ltd.	3,020	2,057,917
		5,620,157
SPAIN — 3.3%
Banco Bilbao Vizcaya Argentaria SA	267,380	3,610,430
Banco Santander SA	171,481	2,178,049
Inditex SA	32,320	2,567,390
Telefonica SA	93,280	2,309,933
		10,665,802
SWEDEN — 4.4%
Alfa Laval AB	162,950	2,855,103
Atlas Copco AB A Shares	153,110	2,955,278
Swedbank AB A Shares(1)	209,190	2,900,266
Telefonaktiebolaget LM Ericsson B Shares	221,620	2,433,090
Volvo AB B Shares(1)	206,170	3,028,156
		14,171,893
SWITZERLAND — 12.7%
ABB Ltd.(1)	148,820	3,136,480
Givaudan SA	3,110	3,177,571
Holcim Ltd.	24,760	1,589,941
Kuehne + Nagel International AG	22,430	2,693,472
Nestle SA	91,170	4,857,019
Novartis AG	120,210	6,893,434
Roche Holding AG	25,666	3,505,192
SGS SA	1,140	1,842,284
Sonova Holding AG	17,730	2,165,166
Swatch Group AG (The)	9,890	3,720,890
UBS AG(1)	174,290	2,958,487
Xstrata plc	236,220	4,519,730
		41,059,666
TAIWAN (REPUBLIC OF CHINA) — 2.4%
AU Optronics Corp.(1)	1,967,000	2,039,941

VP International – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

Shares	Value

Hon Hai Precision Industry Co. Ltd.	424,560	$ 1,596,780
HTC Corp.	140,400	3,186,262
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	92,046	933,346
		7,756,329
TURKEY — 0.6%
Turkiye Garanti Bankasi AS	316,760	1,839,400
UNITED KINGDOM — 19.2%
Admiral Group plc	98,584	2,580,061
Antofagasta plc	141,384	2,745,158
ARM Holdings plc	518,960	3,197,349
Associated British Foods plc	136,820	2,254,621
Barclays plc	785,274	3,695,826
BG Group plc	307,480	5,402,582
British Airways plc(1)	216,240	824,771
British American Tobacco plc	74,923	2,794,704
Burberry Group plc	56,598	924,662
Capita Group plc (The)	124,380	1,535,754
Carnival plc	48,535	1,907,616
Compass Group plc	358,755	2,989,729
HSBC Holdings plc (Hong Kong)	444,072	4,561,570
Intercontinental Hotels Group plc	126,380	2,255,305
Lloyds Banking Group plc(1)	1,376,470	1,602,694
Petrofac Ltd.	69,320	1,495,125
Reckitt Benckiser Group plc	48,377	2,660,600
Reed Elsevier plc	165,363	1,397,556
Rolls-Royce Group plc(1)	138,741	1,315,318
Schroders plc	72,010	1,626,673
Smiths Group plc	88,650	1,697,583
Standard Chartered plc	75,237	2,158,147
Tesco plc	492,870	3,282,818
Tullow Oil plc	63,423	1,269,301
Vodafone Group plc	1,850,490	4,566,795
Wolseley plc(1)	56,680	1,423,727
		62,166,045
TOTAL COMMON STOCKS
(Cost $244,268,119)		321,685,518
TEMPORARY CASH INVESTMENTS — 0.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	81,034	81,034
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.875%, 7/31/11, valued at $1,121,448), in a joint trading account at 0.10%, dated 9/30/10, due 10/1/10 (Delivery value $1,100,003)		1,100,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,181,034)		1,181,034
TOTAL INVESTMENT SECURITIES — 99.6%
(Cost $245,449,153)		322,866,552
OTHER ASSETS AND LIABILITIES — 0.4%		1,391,634
TOTAL NET ASSETS — 100.0%		$324,258,186

VP International – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Financials	18.6%
Industrials	13.7%
Consumer Discretionary	13.4%
Consumer Staples	11.6%
Information Technology	11.1%
Materials	9.3%
Energy	7.8%
Health Care	6.6%
Telecommunication Services	6.0%
Utilities	0.9%
Diversified	0.2%
Cash and Equivalents*	0.8%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company
(1) Non-income producing.

VP International – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of September 30, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$16,005,034	$305,680,484	–
Temporary Cash Investments	81,034	1,100,000	–
Total Value of Investment Securities	$16,086,068	$306,780,484	–

3. Federal Tax Information

As of September 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$251,281,075
Gross tax appreciation of investments	$ 73,204,990
Gross tax depreciation of investments	(1,619,513)
Net tax appreciation (depreciation) of investments	$ 71,585,477

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Large Company Value Fund

September 30, 2010

VP Large Company Value – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 95.6%
AEROSPACE & DEFENSE — 2.1%
Honeywell International, Inc.	500	$ 21,970
Lockheed Martin Corp.	570	40,630
Northrop Grumman Corp.	1,150	69,724
		132,324
BEVERAGES — 1.2%
Coca-Cola Co. (The)	1,350	79,002
BIOTECHNOLOGY — 2.0%
Amgen, Inc.(1)	1,680	92,585
Gilead Sciences, Inc.(1)	980	34,898
		127,483
CAPITAL MARKETS — 3.7%
Ameriprise Financial, Inc.	880	41,650
Bank of New York Mellon Corp. (The)	2,010	52,521
Goldman Sachs Group, Inc. (The)	680	98,315
Morgan Stanley	1,740	42,943
		235,429
CHEMICALS — 0.9%
E.I. du Pont de Nemours & Co.	940	41,943
PPG Industries, Inc.	240	17,472
		59,415
COMMERCIAL BANKS — 4.1%
PNC Financial Services Group, Inc.	1,020	52,948
U.S. Bancorp.	3,510	75,887
Wells Fargo & Co.	5,170	129,922
		258,757
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Avery Dennison Corp.	940	34,893
COMMUNICATIONS EQUIPMENT — 0.8%
Cisco Systems, Inc.(1)	2,200	48,180
COMPUTERS & PERIPHERALS — 1.4%
Hewlett-Packard Co.	1,430	60,160
Western Digital Corp.(1)	980	27,822
		87,982
CONSTRUCTION & ENGINEERING — 0.3%
Shaw Group, Inc. (The)(1)	520	17,451
DIVERSIFIED FINANCIAL SERVICES — 7.7%
Bank of America Corp.	15,530	203,598
Citigroup, Inc.(1)	19,260	75,114
JPMorgan Chase & Co.	5,600	213,192
		491,904
DIVERSIFIED TELECOMMUNICATION SERVICES — 6.3%
AT&T, Inc.	8,150	233,090
CenturyLink, Inc.	710	28,017
Verizon Communications, Inc.	4,270	139,159
		400,266
ELECTRIC UTILITIES — 2.7%
American Electric Power Co., Inc.	1,050	38,041
Exelon Corp.	1,770	75,367

VP Large Company Value – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

PPL Corp.	2,110	$ 57,455
		170,863
ENERGY EQUIPMENT & SERVICES — 2.1%
Baker Hughes, Inc.	1,040	44,304
National Oilwell Varco, Inc.	1,230	54,698
Transocean Ltd.(1)	570	36,645
		135,647
FOOD & STAPLES RETAILING — 4.0%
Kroger Co. (The)	2,600	56,316
SYSCO Corp.	1,300	37,076
Walgreen Co.	1,670	55,945
Wal-Mart Stores, Inc.	2,020	108,110
		257,447
FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	570	18,195
Kraft Foods, Inc., Class A	2,070	63,880
Unilever NV New York Shares	1,090	32,569
		114,644
HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Medtronic, Inc.	1,000	33,580
HEALTH CARE PROVIDERS & SERVICES — 1.4%
Aetna, Inc.	1,020	32,242
Quest Diagnostics, Inc.	350	17,665
WellPoint, Inc.(1)	700	39,648
		89,555
HOTELS, RESTAURANTS & LEISURE — 0.6%
Darden Restaurants, Inc.	410	17,540
Starbucks Corp.	720	18,417
		35,957
HOUSEHOLD PRODUCTS — 2.9%
Clorox Co.	740	49,402
Energizer Holdings, Inc.(1)	230	15,463
Procter & Gamble Co. (The)	2,030	121,739
		186,604
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
NRG Energy, Inc.(1)	750	15,615
INDUSTRIAL CONGLOMERATES — 3.6%
General Electric Co.	11,970	194,513
Tyco International Ltd.	910	33,424
		227,937
INSURANCE — 7.2%
Allstate Corp. (The)	2,240	70,672
Berkshire Hathaway, Inc., Class B(1)	760	62,837
Chubb Corp. (The)	1,300	74,087
Loews Corp.	1,910	72,389
Principal Financial Group, Inc.	1,310	33,955
Torchmark Corp.	750	39,855
Travelers Cos., Inc. (The)	1,600	83,360
XL Group plc	1,120	24,259
		461,414
IT SERVICES — 1.6%
Fiserv, Inc.(1)	520	27,986

VP Large Company Value – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

International Business Machines Corp.	570	$ 76,460
		104,446
MACHINERY — 1.4%
Dover Corp.	620	32,370
Ingersoll-Rand plc	1,550	55,351
		87,721
MEDIA — 4.5%
CBS Corp., Class B	2,820	44,725
Comcast Corp., Class A	4,410	79,733
Time Warner Cable, Inc.	500	26,995
Time Warner, Inc.	2,420	74,173
Viacom, Inc., Class B	1,730	62,609
		288,235
METALS & MINING — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	210	17,932
Nucor Corp.	900	34,380
		52,312
MULTILINE RETAIL — 1.3%
Kohl's Corp.(1)	650	34,242
Macy's, Inc.	2,100	48,489
		82,731
MULTI-UTILITIES — 0.7%
PG&E Corp.	990	44,966
OIL, GAS & CONSUMABLE FUELS — 10.3%
Apache Corp.	1,000	97,760
Chevron Corp.	2,610	211,541
ConocoPhillips	1,840	105,671
Devon Energy Corp.	550	35,607
Exxon Mobil Corp.	2,050	126,669
Occidental Petroleum Corp.	570	44,631
Valero Energy Corp.	2,000	35,020
		656,899
PAPER & FOREST PRODUCTS — 0.4%
International Paper Co.	1,170	25,448
PHARMACEUTICALS — 10.4%
Abbott Laboratories	1,120	58,509
Eli Lilly & Co.	620	22,649
Johnson & Johnson	3,190	197,652
Merck & Co., Inc.	4,400	161,964
Pfizer, Inc.	13,210	226,816
		667,590
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
Applied Materials, Inc.	1,900	22,192
Intel Corp.	2,130	40,960
		63,152
SOFTWARE — 3.0%
Activision Blizzard, Inc.	1,840	19,909
Microsoft Corp.	4,800	117,552
Oracle Corp.	1,910	51,283
		188,744
SPECIALTY RETAIL — 0.4%
Best Buy Co., Inc.	640	26,131

VP Large Company Value – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
VF Corp.	430	$ 34,839
TOBACCO — 1.3%
Altria Group, Inc.	2,780	66,776
Lorillard, Inc.	210	16,865
		83,641
TOTAL COMMON STOCKS
(Cost $5,908,417)		6,109,204
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 3.5%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	28,000	28,000
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 2.00%-2.125%, 4/15/12-1/15/19, valued at $204,258), in a joint trading account at 0.19%, dated 9/30/10, due 10/1/10 (Delivery value $200,001)		200,000
TOTAL TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS
(Cost $228,000)		228,000
TEMPORARY CASH INVESTMENTS — 0.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $23,867)	23,867	23,867
TOTAL INVESTMENT SECURITIES — 99.5%
(Cost $6,160,284)		6,361,071
OTHER ASSETS AND LIABILITIES — 0.5%		30,104
TOTAL NET ASSETS — 100.0%		$6,391,175

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
4	S&P 500 E-Mini Futures	December 2010	$227,340	$5,453

Notes to Schedule of Investments

(1) Non-income producing.

VP Large Company Value – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of September 30, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$6,109,204	–	–
Temporary Cash Investments	51,867	$200,000	–
Total Value of Investment Securities	$6,161,071	$200,000	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$5,453	–	–

3. Federal Tax Information

As of September 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,294,968
Gross tax appreciation of investments	$ 554,838
Gross tax depreciation of investments	(488,735)
Net tax appreciation (depreciation) of investments	$ 66,103

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Mid Cap Value Fund

September 30, 2010

VP Mid Cap Value – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 96.9%
AEROSPACE & DEFENSE — 0.6%
ITT Corp.	20,780	$ 973,127
AIRLINES — 0.2%
Southwest Airlines Co.	21,880	285,972
BEVERAGES(1)
Coca-Cola Enterprises, Inc.	993	30,783
CAPITAL MARKETS — 4.4%
Ameriprise Financial, Inc.	17,991	851,514
Charles Schwab Corp. (The)	46,570	647,323
Invesco Ltd.	25,390	539,030
Northern Trust Corp.	76,476	3,689,202
State Street Corp.	23,470	883,880
T. Rowe Price Group, Inc.	3,020	151,196
		6,762,145
CHEMICALS — 0.8%
Minerals Technologies, Inc.	20,116	1,185,235
COMMERCIAL BANKS — 3.2%
Comerica, Inc.	63,114	2,344,685
Commerce Bancshares, Inc.	40,952	1,539,386
SunTrust Banks, Inc.	42,270	1,091,834
		4,975,905
COMMERCIAL SERVICES & SUPPLIES — 5.5%
Cintas Corp.	31,910	879,120
Pitney Bowes, Inc.	46,940	1,003,577
Republic Services, Inc.	161,739	4,931,422
Waste Management, Inc.	47,005	1,679,959
		8,494,078
COMMUNICATIONS EQUIPMENT — 0.7%
Emulex Corp.(2)	105,020	1,096,409
COMPUTERS & PERIPHERALS(1)
Diebold, Inc.	2,489	77,383
CONSTRUCTION MATERIALS — 0.6%
Vulcan Materials Co.	24,190	893,095
CONTAINERS & PACKAGING — 1.2%
Bemis Co., Inc.	56,793	1,803,178
DISTRIBUTORS — 0.7%
Genuine Parts Co.	23,023	1,026,596
DIVERSIFIED — 1.5%
iShares Russell Midcap Value Index Fund	59,240	2,391,519
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
Consolidated Communications Holdings, Inc.	39,490	737,278
Qwest Communications International, Inc.	250,770	1,572,328
Windstream Corp.	61,650	757,679
		3,067,285
ELECTRIC UTILITIES — 5.6%
American Electric Power Co., Inc.	26,190	948,864
Great Plains Energy, Inc.	38,521	728,047
IDACORP, Inc.	9,825	352,914
Northeast Utilities	42,017	1,242,442

VP Mid Cap Value – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

NV Energy, Inc.	190,120	$ 2,500,078
Portland General Electric Co.	52,789	1,070,561
Westar Energy, Inc.	77,699	1,882,647
		8,725,553
ELECTRICAL EQUIPMENT — 3.5%
Emerson Electric Co.	11,730	617,702
Hubbell, Inc., Class B	49,129	2,493,296
Thomas & Betts Corp.(2)	52,190	2,140,834
Woodward Governor Co.	6,700	217,214
		5,469,046
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Molex, Inc.	63,761	1,334,518
ENERGY EQUIPMENT & SERVICES — 0.9%
Baker Hughes, Inc.	32,600	1,388,760
FOOD PRODUCTS — 4.0%
ConAgra Foods, Inc.	140,438	3,081,210
H.J. Heinz Co.	43,370	2,054,437
Kellogg Co.	22,870	1,155,163
		6,290,810
GAS UTILITIES — 0.7%
AGL Resources, Inc.	10,010	383,984
Southwest Gas Corp.	19,155	643,416
		1,027,400
HEALTH CARE EQUIPMENT & SUPPLIES — 5.1%
Beckman Coulter, Inc.	46,877	2,287,129
Boston Scientific Corp.(2)	117,091	717,768
CareFusion Corp.(2)	32,442	805,859
Covidien plc	19,470	782,499
Symmetry Medical, Inc.(2)	36,698	353,769
Zimmer Holdings, Inc.(2)	56,989	2,982,234
		7,929,258
HEALTH CARE PROVIDERS & SERVICES — 2.1%
LifePoint Hospitals, Inc.(2)	44,703	1,567,287
Patterson Cos., Inc.	36,130	1,035,124
Select Medical Holdings Corp.(2)	76,074	585,770
		3,188,181
HOTELS, RESTAURANTS & LEISURE — 2.5%
CEC Entertainment, Inc.(2)	60,830	2,088,294
International Speedway Corp., Class A	43,244	1,055,153
Speedway Motorsports, Inc.	51,300	804,384
		3,947,831
HOUSEHOLD DURABLES — 1.9%
Fortune Brands, Inc.	26,040	1,281,949
Toll Brothers, Inc.(2)	56,710	1,078,624
Whirlpool Corp.	7,730	625,821
		2,986,394
HOUSEHOLD PRODUCTS — 1.8%
Clorox Co.	6,790	453,301
Kimberly-Clark Corp.	36,247	2,357,867
		2,811,168
INDUSTRIAL CONGLOMERATES — 0.7%
Tyco International Ltd.	30,900	1,134,957

VP Mid Cap Value – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

INSURANCE — 11.1%
ACE Ltd.	33,250	$ 1,936,812
Allstate Corp. (The)	36,560	1,153,468
Aon Corp.	82,890	3,241,828
Chubb Corp. (The)	23,488	1,338,581
Hartford Financial Services Group, Inc. (The)	3,298	75,689
HCC Insurance Holdings, Inc.	77,696	2,027,089
Marsh & McLennan Cos., Inc.	114,732	2,767,336
Symetra Financial Corp.	111,510	1,166,395
Transatlantic Holdings, Inc.	33,783	1,716,852
Travelers Cos., Inc. (The)	33,460	1,743,266
		17,167,316
IT SERVICES — 1.3%
Accenture plc, Class A	20,380	865,946
Automatic Data Processing, Inc.	15,680	659,031
Paychex, Inc.	19,300	530,557
		2,055,534
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Mattel, Inc.	22,080	517,997
MACHINERY — 3.1%
Altra Holdings, Inc.(2)	70,869	1,043,900
Harsco Corp.	38,440	944,855
Kaydon Corp.	68,286	2,362,696
Robbins & Myers, Inc.	14,980	401,164
		4,752,615
MEDIA — 1.1%
Omnicom Group, Inc.	29,450	1,162,686
Scholastic Corp.	17,360	482,955
		1,645,641
METALS & MINING — 0.9%
Newmont Mining Corp.	21,401	1,344,197
MULTI-UTILITIES — 4.1%
Consolidated Edison, Inc.	15,060	726,193
PG&E Corp.	54,160	2,459,947
Wisconsin Energy Corp.	18,148	1,048,955
Xcel Energy, Inc.	92,773	2,130,996
		6,366,091
OIL, GAS & CONSUMABLE FUELS — 8.4%
Apache Corp.	5,628	550,193
Devon Energy Corp.	30,230	1,957,090
EQT Corp.	77,843	2,807,019
Imperial Oil Ltd.	106,610	4,039,969
Murphy Oil Corp.	24,790	1,534,997
Noble Energy, Inc.	12,850	964,906
Ultra Petroleum Corp.(2)	22,030	924,819
Williams Partners LP	7,284	308,842
		13,087,835
PAPER & FOREST PRODUCTS — 0.5%
MeadWestvaco Corp.	33,480	816,242
REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.6%
Annaly Capital Management, Inc.	41,324	727,302
Boston Properties, Inc.	3,925	326,246

VP Mid Cap Value – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Government Properties Income Trust	58,714	$ 1,567,664
HCP, Inc.	8,039	289,243
Host Hotels & Resorts, Inc.	50,561	732,123
Piedmont Office Realty Trust, Inc., Class A	103,828	1,963,388
Weyerhaeuser Co.	93,916	1,480,116
		7,086,082
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Applied Materials, Inc.	204,250	2,385,640
KLA-Tencor Corp.	24,900	877,227
Teradyne, Inc.(2)	76,680	854,215
Verigy Ltd.(2)	24,490	199,104
		4,316,186
SOFTWARE — 0.5%
Cadence Design Systems, Inc.(2)	83,820	639,547
Synopsys, Inc.(2)	6,230	154,317
		793,864
SPECIALTY RETAIL — 4.7%
Best Buy Co., Inc.	21,360	872,129
Lowe's Cos., Inc.	165,570	3,690,555
PetSmart, Inc.	34,830	1,219,050
Staples, Inc.	74,140	1,551,009
		7,332,743
THRIFTS & MORTGAGE FINANCE — 1.9%
Hudson City Bancorp., Inc.	93,780	1,149,743
People's United Financial, Inc.	139,267	1,823,005
		2,972,748
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Beacon Roofing Supply, Inc.(2)	53,730	782,846
TOTAL COMMON STOCKS
(Cost $128,447,574)		150,334,523
TEMPORARY CASH INVESTMENTS — 3.0%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	53,515	53,515
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S.Treasury obligations, 2.00%-2.125%, 4/15/12-1/15/19, valued at $4,697,928), in a joint trading account at 0.19%, dated 9/30/10, due 10/1/10 (Deliver value $4,600,024)		4,600,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $4,653,539)		4,653,515
TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $133,101,088)		154,988,038
OTHER ASSETS AND LIABILITIES — 0.1%		163,733
TOTAL NET ASSETS — 100.0%		$155,151,771

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell Counterparty		Settlement Date	Value	Unrealized Gain (Loss)
3,264,866	CAD for USD Bank of America	10/29/10	$3,171,621	$(20,783)
(Value on Settlement Date $3,150,838)

VP Mid Cap Value – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1) Industry is less than 0.05% of total net assets.
(2) Non-income producing.

VP Mid Cap Value – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of September 30, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$141,375,236	–	–
Foreign Common Stocks	4,919,318	$4,039,969	–
Temporary Cash Investments	53,515	4,600,000	–
Total Value of Investment Securities	$146,348,069	$8,639,969	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$ (20,783)	–

3. Federal Tax Information

As of September 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$143,242,688
Gross tax appreciation of investments	$ 13,435,871
Gross tax depreciation of investments	(1,690,521)
Net tax appreciation (depreciation) of investments	$ 11,745,350

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Ultra® Fund

September 30, 2010

VP Ultra – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 100.2%
AEROSPACE & DEFENSE — 1.7%
General Dynamics Corp.	62,320	$ 3,914,319
BEVERAGES — 0.9%
Coca-Cola Co. (The)	20,370	1,192,052
PepsiCo, Inc.	13,940	926,174
		2,118,226
BIOTECHNOLOGY — 3.3%
Alexion Pharmaceuticals, Inc.(1)	23,340	1,502,163
Celgene Corp.(1)	36,610	2,109,102
Gilead Sciences, Inc.(1)	115,500	4,112,955
		7,724,220
CAPITAL MARKETS — 1.3%
BlackRock, Inc.	7,330	1,247,932
Charles Schwab Corp. (The)	129,610	1,801,579
		3,049,511
CHEMICALS — 2.5%
Monsanto Co.	40,050	1,919,596
Nalco Holding Co.	82,970	2,091,674
Potash Corp. of Saskatchewan, Inc.	6,830	983,793
RPM International, Inc.	45,090	898,193
		5,893,256
COMMUNICATIONS EQUIPMENT — 4.2%
Cisco Systems, Inc.(1)	271,100	5,937,090
QUALCOMM, Inc.	84,930	3,832,042
		9,769,132
COMPUTERS & PERIPHERALS — 9.2%
Apple, Inc.(1)	48,920	13,881,050
EMC Corp.(1)	164,270	3,336,324
Hewlett-Packard Co.	100,960	4,247,387
		21,464,761
CONSUMER FINANCE — 1.0%
American Express Co.	54,620	2,295,679
DIVERSIFIED FINANCIAL SERVICES — 2.2%
CME Group, Inc.	10,970	2,857,137
JPMorgan Chase & Co.	57,630	2,193,974
		5,051,111
ELECTRICAL EQUIPMENT — 4.9%
ABB Ltd.(1)	71,520	1,507,332
ABB Ltd. ADR(1)	97,520	2,059,622
Cooper Industries plc	64,610	3,161,367
Emerson Electric Co.	90,340	4,757,304
		11,485,625
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Dolby Laboratories, Inc., Class A(1)	27,751	1,576,534
ENERGY EQUIPMENT & SERVICES — 3.2%
Cameron International Corp.(1)	43,790	1,881,218
Core Laboratories NV	8,000	704,320
Schlumberger Ltd.	79,790	4,915,862
		7,501,400

VP Ultra – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

FOOD & STAPLES RETAILING — 2.8%
Costco Wholesale Corp.	63,540	$ 4,097,695
Wal-Mart Stores, Inc.	44,720	2,393,414
		6,491,109
FOOD PRODUCTS — 2.3%
Hershey Co. (The)	26,430	1,257,804
Mead Johnson Nutrition Co.	25,690	1,462,018
Nestle SA	49,160	2,618,965
		5,338,787
HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Edwards Lifesciences Corp.(1)	20,550	1,377,877
Intuitive Surgical, Inc.(1)	10,090	2,862,937
Varian Medical Systems, Inc.(1)	30,620	1,852,510
		6,093,324
HEALTH CARE PROVIDERS & SERVICES — 3.4%
Express Scripts, Inc.(1)	107,560	5,238,172
Medco Health Solutions, Inc.(1)	8,390	436,784
UnitedHealth Group, Inc.	66,330	2,328,846
		8,003,802
HOTELS, RESTAURANTS & LEISURE — 4.0%
Chipotle Mexican Grill, Inc.(1)	7,950	1,367,400
Marriott International, Inc., Class A	83,080	2,976,756
McDonald's Corp.	67,250	5,010,798
		9,354,954
HOUSEHOLD PRODUCTS — 0.4%
Colgate-Palmolive Co.	12,050	926,163
INSURANCE — 1.4%
MetLife, Inc.	84,150	3,235,567
INTERNET & CATALOG RETAIL — 3.1%
Amazon.com, Inc.(1)	37,440	5,880,326
Netflix, Inc.(1)	8,880	1,439,981
		7,320,307
INTERNET SOFTWARE & SERVICES — 6.3%
Baidu, Inc. ADR(1)	27,900	2,863,098
Google, Inc., Class A(1)	19,100	10,042,589
Tencent Holdings Ltd.	85,800	1,875,494
		14,781,181
IT SERVICES — 2.4%
MasterCard, Inc., Class A	16,860	3,776,640
Visa, Inc., Class A	24,480	1,817,885
		5,594,525
LEISURE EQUIPMENT & PRODUCTS — 1.4%
Hasbro, Inc.	72,340	3,219,853
MACHINERY — 6.3%
Cummins, Inc.	38,120	3,452,910
Donaldson Co., Inc.	27,570	1,299,374
Joy Global, Inc.	58,350	4,103,172
Parker-Hannifin Corp.	48,170	3,374,790
WABCO Holdings, Inc.(1)	36,380	1,525,777
Wabtec Corp.	17,900	855,441
		14,611,464

VP Ultra – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

METALS & MINING — 2.1%
BHP Billiton Ltd. ADR	25,920	$ 1,978,214
Freeport-McMoRan Copper & Gold, Inc.	33,330	2,846,049
		4,824,263
MULTILINE RETAIL — 1.5%
Kohl's Corp.(1)	68,220	3,593,830
OIL, GAS & CONSUMABLE FUELS — 5.8%
EOG Resources, Inc.	24,450	2,273,117
Exxon Mobil Corp.	83,910	5,184,799
Newfield Exploration Co.(1)	34,130	1,960,427
Occidental Petroleum Corp.	38,920	3,047,436
Southwestern Energy Co.(1)	33,110	1,107,198
		13,572,977
PHARMACEUTICALS — 1.5%
Teva Pharmaceutical Industries Ltd. ADR	68,350	3,605,462
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Altera Corp.	80,950	2,441,452
Linear Technology Corp.	105,330	3,236,791
Microchip Technology, Inc.	72,840	2,290,818
		7,969,061
SOFTWARE — 7.0%
Adobe Systems, Inc.(1)	87,590	2,290,479
Electronic Arts, Inc.(1)	110,610	1,817,322
Microsoft Corp.	230,660	5,648,863
Oracle Corp.	157,060	4,217,061
VMware, Inc., Class A(1)	26,770	2,273,844
		16,247,569
SPECIALTY RETAIL — 3.7%
J. Crew Group, Inc.(1)	7,470	251,142
Lowe's Cos., Inc.	69,090	1,540,016
O'Reilly Automotive, Inc.(1)	20,960	1,115,072
Tiffany & Co.	59,280	2,785,567
TJX Cos., Inc. (The)	66,400	2,963,432
		8,655,229
TEXTILES, APPAREL & LUXURY GOODS — 1.4%
NIKE, Inc., Class B	41,140	3,296,960
TOBACCO — 2.3%
Philip Morris International, Inc.	96,820	5,423,856
TOTAL COMMON STOCKS
(Cost $168,735,458)		234,004,017

VP Ultra – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS — 0.7%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	16,816	$ 16,816
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.875%, 7/31/11, valued at $1,529,247), in a joint trading account at 0.10%, dated 9/30/10, due 10/1/10 (Delivery value $1,500,004)		1,500,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,516,816)		1,516,816
TOTAL INVESTMENT SECURITIES — 100.9%
(Cost $170,252,274)		235,520,833
OTHER ASSETS AND LIABILITIES — (0.9)%		(2,038,184)
TOTAL NET ASSETS — 100.0%		$233,482,649

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty Settlement Date	Value	Unrealized Gain (Loss)
2,040,962	CHF for USD	UBS AG 10/29/10	$2,077,350	$8,414
(Value on Settlement Date $2,085,764)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
USD	-	United States Dollar

(1)	Non-income producing.

VP Ultra – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of September 30, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$215,807,717	–	–
Foreign Common Stocks	12,194,509	$6,001,791	–
Temporary Cash Investments	16,816	1,500,000	–
Total Value of Investment Securities	$228,019,042	$7,501,791	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$8,414	–

3. Federal Tax Information

As of September 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$177,214,165
Gross tax appreciation of investments	$ 60,534,207
Gross tax depreciation of investments	(2,227,539)
Net tax appreciation (depreciation) of investments	$ 58,306,668

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Value Fund

September 30, 2010

VP Value – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 97.9%
AEROSPACE & DEFENSE — 0.6%
Northrop Grumman Corp.	109,612	$ 6,645,776
AIR FREIGHT & LOGISTICS — 0.4%
United Parcel Service, Inc., Class B	69,772	4,653,095
AIRLINES — 0.1%
Southwest Airlines Co.	77,875	1,017,826
AUTOMOBILES — 1.3%
Honda Motor Co. Ltd.	123,300	4,376,352
Toyota Motor Corp.	264,700	9,506,117
		13,882,469
BEVERAGES — 0.7%
PepsiCo, Inc.	112,262	7,458,687
CAPITAL MARKETS — 6.4%
AllianceBernstein Holding LP	60,499	1,597,779
Ameriprise Financial, Inc.	78,216	3,701,963
Bank of New York Mellon Corp. (The)	96,976	2,533,983
BlackRock, Inc.	18,656	3,176,184
Charles Schwab Corp. (The)	394,959	5,489,930
Franklin Resources, Inc.	14,786	1,580,623
Goldman Sachs Group, Inc. (The)	87,289	12,620,244
Invesco Ltd.	106,533	2,261,696
Morgan Stanley	208,258	5,139,807
Northern Trust Corp.	399,621	19,277,717
State Street Corp.	305,096	11,489,915
		68,869,841
COMMERCIAL BANKS — 3.3%
Comerica, Inc.	195,871	7,276,608
Commerce Bancshares, Inc.	114,821	4,316,121
PNC Financial Services Group, Inc.	85,487	4,437,630
U.S. Bancorp.	882,875	19,087,758
		35,118,117
COMMERCIAL SERVICES & SUPPLIES — 2.8%
Avery Dennison Corp.	106,906	3,968,351
Cintas Corp.	125,016	3,444,191
Republic Services, Inc.	457,719	13,955,852
Waste Management, Inc.	255,183	9,120,240
		30,488,634
COMMUNICATIONS EQUIPMENT — 0.2%
Nokia Oyj ADR	208,954	2,095,809
COMPUTERS & PERIPHERALS — 1.3%
Diebold, Inc.	143,675	4,466,856
Hewlett-Packard Co.	224,648	9,450,941
		13,917,797
CONSTRUCTION MATERIALS — 0.3%
Vulcan Materials Co.	80,688	2,979,001
CONTAINERS & PACKAGING — 0.3%
Bemis Co., Inc.	106,166	3,370,770
DISTRIBUTORS — 0.7%
Genuine Parts Co.	161,769	7,213,280

VP Value – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

DIVERSIFIED FINANCIAL SERVICES — 5.2%
Bank of America Corp.	1,519,112	$ 19,915,558
JPMorgan Chase & Co.	875,230	33,320,006
McGraw-Hill Cos., Inc. (The)	66,322	2,192,606
		55,428,170
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.7%
AT&T, Inc.	1,176,311	33,642,495
Qwest Communications International, Inc.	384,042	2,407,943
Verizon Communications, Inc.	461,932	15,054,364
		51,104,802
ELECTRIC UTILITIES — 3.1%
American Electric Power Co., Inc.	175,723	6,366,444
IDACORP, Inc.	152,667	5,483,799
NV Energy, Inc.	171,642	2,257,092
Westar Energy, Inc.	793,137	19,217,710
		33,325,045
ELECTRICAL EQUIPMENT — 2.0%
Emerson Electric Co.	60,765	3,199,885
Hubbell, Inc., Class B	268,772	13,640,179
Thomas & Betts Corp.(1)	104,899	4,302,957
		21,143,021
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Molex, Inc.	275,772	5,771,908
ENERGY EQUIPMENT & SERVICES — 0.5%
Baker Hughes, Inc.	114,461	4,876,039
FOOD & STAPLES RETAILING — 2.4%
CVS Caremark Corp.	259,223	8,157,748
Walgreen Co.	63,411	2,124,268
Wal-Mart Stores, Inc.	300,553	16,085,597
		26,367,613
FOOD PRODUCTS — 4.4%
ConAgra Foods, Inc.	514,722	11,293,001
H.J. Heinz Co.	81,627	3,866,671
Kellogg Co.	109,741	5,543,018
Kraft Foods, Inc., Class A	642,018	19,812,675
Unilever NV CVA	236,702	7,074,847
		47,590,212
HEALTH CARE EQUIPMENT & SUPPLIES — 5.1%
Beckman Coulter, Inc.	440,605	21,497,118
Boston Scientific Corp.(1)	1,149,909	7,048,942
CareFusion Corp.(1)	210,450	5,227,578
Covidien plc	110,700	4,449,033
Medtronic, Inc.	120,363	4,041,790
Zimmer Holdings, Inc.(1)	236,755	12,389,389
		54,653,850
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Aetna, Inc.	223,127	7,053,044
CIGNA Corp.	118,323	4,233,597
LifePoint Hospitals, Inc.(1)	181,900	6,377,414
UnitedHealth Group, Inc.	266,946	9,372,474
		27,036,529

VP Value – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

HOTELS, RESTAURANTS & LEISURE — 1.4%
International Speedway Corp., Class A	349,457	$ 8,526,751
Speedway Motorsports, Inc.	418,590	6,563,491
		15,090,242
HOUSEHOLD DURABLES — 0.7%
Toll Brothers, Inc.(1)	154,480	2,938,209
Whirlpool Corp.	54,031	4,374,350
		7,312,559
HOUSEHOLD PRODUCTS — 2.6%
Kimberly-Clark Corp.	162,912	10,597,426
Procter & Gamble Co. (The)	297,723	17,854,448
		28,451,874
INDUSTRIAL CONGLOMERATES — 2.7%
General Electric Co.	1,778,378	28,898,642
INSURANCE — 8.7%
ACE Ltd.	117,416	6,839,482
Allstate Corp. (The)	316,251	9,977,719
Aon Corp.	189,887	7,426,481
Berkshire Hathaway, Inc., Class A(1)	150	18,675,000
Chubb Corp. (The)	66,028	3,762,936
HCC Insurance Holdings, Inc.	308,959	8,060,740
Marsh & McLennan Cos., Inc.	872,099	21,035,028
Transatlantic Holdings, Inc.	134,266	6,823,398
Travelers Cos., Inc. (The)	203,225	10,588,022
		93,188,806
IT SERVICES — 0.6%
Accenture plc, Class A	32,836	1,395,202
Automatic Data Processing, Inc.	128,548	5,402,872
		6,798,074
MACHINERY — 0.2%
Illinois Tool Works, Inc.	45,467	2,137,858
MEDIA — 0.7%
Omnicom Group, Inc.	101,022	3,988,348
Walt Disney Co. (The)	103,624	3,430,991
		7,419,339
METALS & MINING — 0.8%
Barrick Gold Corp.	82,177	3,803,973
Newmont Mining Corp.	75,499	4,742,092
		8,546,065
MULTILINE RETAIL — 0.3%
Target Corp.	69,441	3,710,927
MULTI-UTILITIES — 2.4%
PG&E Corp.	169,001	7,676,025
Wisconsin Energy Corp.	137,767	7,962,933
Xcel Energy, Inc.	430,240	9,882,613
		25,521,571
OIL, GAS & CONSUMABLE FUELS — 11.9%
BP plc	408,791	2,747,202
BP plc ADR	30,343	1,249,221
Chevron Corp.	420,505	34,081,930

VP Value – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

ConocoPhillips	161,684	$ 9,285,512
Devon Energy Corp.	124,019	8,028,990
EQT Corp.	427,649	15,421,023
Exxon Mobil Corp.	357,505	22,090,234
Imperial Oil Ltd.	171,110	6,484,186
Southwestern Energy Co.(1)	67,116	2,244,359
Total SA	437,809	22,563,654
Valero Energy Corp.	194,446	3,404,750
		127,601,061
PAPER & FOREST PRODUCTS — 0.2%
MeadWestvaco Corp.	110,178	2,686,140
PHARMACEUTICALS — 9.2%
Bristol-Myers Squibb Co.	257,038	6,968,300
Eli Lilly & Co.	225,027	8,220,237
Johnson & Johnson	570,620	35,355,615
Merck & Co., Inc.	499,000	18,368,190
Pfizer, Inc.	1,728,541	29,679,049
		98,591,391
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.2%
Annaly Capital Management, Inc.	156,854	2,760,630
Host Hotels & Resorts, Inc.	112,513	1,629,188
Weyerhaeuser Co.	558,269	8,798,320
		13,188,138
ROAD & RAIL — 0.2%
Heartland Express, Inc.	142,022	2,111,867
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Applied Materials, Inc.	882,517	10,307,799
Intel Corp.	456,115	8,771,091
Texas Instruments, Inc.	35,469	962,629
		20,041,519
SPECIALTY RETAIL — 2.7%
Lowe's Cos., Inc.	891,190	19,864,625
PetSmart, Inc.	30,562	1,069,670
Staples, Inc.	332,710	6,960,293
Tiffany & Co.	22,766	1,069,775
		28,964,363
THRIFTS & MORTGAGE FINANCE — 0.7%
Hudson City Bancorp., Inc.	606,639	7,437,394
TOTAL COMMON STOCKS
(Cost $1,004,416,472)		1,052,706,121

VP Value – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS — 2.0%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	48,024	$ 48,024
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.875%, 7/31/11, valued at $22,327,001), in a joint trading account at 0.10%, dated 9/30/10, due 10/1/10 (Delivery value $21,900,061)		21,900,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $21,948,024)		21,948,024
TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $1,026,364,496)		1,074,654,145
OTHER ASSETS AND LIABILITIES — 0.1%		607,623
TOTAL NET ASSETS — 100.0%		$1,075,261,768

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell Counterparty		Settlement Date	Value	Unrealized Gain (Loss)
8,389,669	CAD for USD Bank of America	10/29/10	$8,150,058	$(53,406)
17,460,954	EUR for USD UBS AG	10/29/10	23,799,281	(260,343)
1,913,974	GBP for USD Bank of America	10/29/10	3,006,183	8,670
878,530,725	JPY for USD Bank of America	10/29/10	10,526,159	(56,242)
			$45,481,681	$(361,321)
(Value on Settlement Date $45,120,360)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1) Non-income producing.

VP Value – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of September 30, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$ 980,121,043	–	–
Foreign Common Stocks	19,832,720	$52,752,358	–
Temporary Cash Investments	48,024	21,900,000	–
Total Value of Investment Securities	$1,000,001,787	$74,652,358	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(361,321)	–

3. Federal Tax Information

As of September 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,083,241,255
Gross tax appreciation of investments	$ 72,401,416
Gross tax depreciation of investments	(80,988,526)
Net tax appreciation (depreciation) of investments	$ (8,587,110)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP VistaSM Fund

September 30, 2010

VP Vista – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.7%
AEROSPACE & DEFENSE — 3.2%
BE Aerospace, Inc.(1)	17,066	$ 517,270
Goodrich Corp.	2,894	213,375
TransDigm Group, Inc.	5,301	328,927
		1,059,572
AIR FREIGHT & LOGISTICS — 2.8%
Atlas Air Worldwide Holdings, Inc.(1)	2,430	122,229
C.H. Robinson Worldwide, Inc.	6,858	479,511
Expeditors International of Washington, Inc.	6,712	310,296
		912,036
AIRLINES — 1.1%
Alaska Air Group, Inc.(1)	3,020	154,110
UAL Corp.(1)	8,336	196,980
		351,090
BIOTECHNOLOGY — 1.0%
Alexion Pharmaceuticals, Inc.(1)	5,131	330,231
CHEMICALS — 3.7%
Albemarle Corp.	9,499	444,648
CF Industries Holdings, Inc.	2,580	246,390
Cytec Industries, Inc.	3,508	197,781
Ecolab, Inc.	3,162	160,440
International Flavors & Fragrances, Inc.	3,571	173,265
		1,222,524
COMMERCIAL BANKS — 0.5%
Comerica, Inc.	4,420	164,203
COMMERCIAL SERVICES & SUPPLIES — 1.6%
Stericycle, Inc.(1)	4,577	318,010
Waste Connections, Inc.(1)	5,175	205,241
		523,251
COMMUNICATIONS EQUIPMENT — 2.7%
F5 Networks, Inc.(1)	8,431	875,222
COMPUTERS & PERIPHERALS — 2.4%
Lexmark International, Inc., Class A(1)	9,532	425,318
NetApp, Inc.(1)	7,031	350,073
		775,391
ELECTRICAL EQUIPMENT — 0.8%
Rockwell Automation, Inc.	4,042	249,513
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.6%
Agilent Technologies, Inc.(1)	5,238	174,792
Dolby Laboratories, Inc., Class A(1)	5,946	337,792
		512,584
ENERGY EQUIPMENT & SERVICES — 2.3%
Core Laboratories NV	5,112	450,060
FMC Technologies, Inc.(1)	4,341	296,447
		746,507
FOOD & STAPLES RETAILING — 1.2%
Whole Foods Market, Inc.(1)	10,255	380,563
FOOD PRODUCTS — 2.0%
H.J. Heinz Co.	3,335	157,979

VP Vista – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Mead Johnson Nutrition Co.	8,771	$ 499,158
		657,137
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
C.R. Bard, Inc.	3,948	321,486
Intuitive Surgical, Inc.(1)	519	147,261
Varian Medical Systems, Inc.(1)	5,458	330,209
		798,956
HEALTH CARE PROVIDERS & SERVICES — 2.6%
AmerisourceBergen Corp.	8,399	257,514
Express Scripts, Inc.(1)	8,683	422,862
Medco Health Solutions, Inc.(1)	3,319	172,787
		853,163
HEALTH CARE TECHNOLOGY — 1.1%
SXC Health Solutions Corp.(1)	9,809	357,734
HOTELS, RESTAURANTS & LEISURE — 5.5%
Chipotle Mexican Grill, Inc.(1)	1,691	290,852
Ctrip.com International Ltd. ADR(1)	6,808	325,082
Home Inns & Hotels Management, Inc. ADR(1)	3,649	180,406
Las Vegas Sands Corp.(1)	9,457	329,576
Royal Caribbean Cruises Ltd.(1)	5,269	166,132
Starwood Hotels & Resorts Worldwide, Inc.	8,478	445,519
Wynn Resorts Ltd.	567	49,199
		1,786,766
HOUSEHOLD PRODUCTS — 0.8%
Church & Dwight Co., Inc.	4,215	273,722
INTERNET & CATALOG RETAIL — 3.3%
Netflix, Inc.(1)	2,517	408,157
priceline.com, Inc.(1)	1,903	662,891
		1,071,048
INTERNET SOFTWARE & SERVICES — 5.5%
Baidu, Inc. ADR(1)	4,823	494,936
Equinix, Inc.(1)	4,436	454,025
MercadoLibre, Inc.(1)	3,177	229,316
VeriSign, Inc.(1)	10,397	330,001
WebMD Health Corp.(1)	5,785	288,498
		1,796,776
IT SERVICES — 1.6%
Cognizant Technology Solutions Corp., Class A(1)	8,037	518,145
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Mattel, Inc.	7,015	164,572
LIFE SCIENCES TOOLS & SERVICES — 2.1%
Illumina, Inc.(1)	5,112	251,511
Life Technologies Corp.(1)	5,474	255,581
Waters Corp.(1)	2,532	179,215
		686,307
MACHINERY — 4.9%
AGCO Corp.(1)	4,090	159,551
ArvinMeritor, Inc.(1)	15,965	248,096
Cummins, Inc.	7,649	692,846
Dover Corp.	5,442	284,127
Timken Co.	5,702	218,729
		1,603,349

VP Vista – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

MEDIA — 2.2%
CBS Corp., Class B	10,491	$ 166,387
Discovery Communications, Inc., Class A(1)	5,285	230,162
Discovery Communications, Inc., Class C(1)	3,504	133,818
Imax Corp.(1)	10,318	173,961
		704,328
METALS & MINING — 1.5%
Cliffs Natural Resources, Inc.	5,222	333,790
Titanium Metals Corp.(1)	7,928	158,243
		492,033
MULTILINE RETAIL — 3.3%
Dollar Tree, Inc.(1)	17,098	833,699
Family Dollar Stores, Inc.	5,269	232,679
		1,066,378
OIL, GAS & CONSUMABLE FUELS — 3.3%
Brigham Exploration Co.(1)	8,557	160,444
Concho Resources, Inc.(1)	6,685	442,346
Pioneer Natural Resources Co.	2,454	159,584
Whiting Petroleum Corp.(1)	3,382	323,015
		1,085,389
PHARMACEUTICALS — 1.6%
Salix Pharmaceuticals Ltd.(1)	5,469	217,229
Shire plc	13,940	314,022
		531,251
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.5%
AvalonBay Communities, Inc.	3,854	400,546
Digital Realty Trust, Inc.	4,062	250,626
DuPont Fabros Technology, Inc.	6,449	162,192
		813,364
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.8%
CB Richard Ellis Group, Inc., Class A(1)	15,725	287,453
Jones Lang LaSalle, Inc.	3,682	317,646
		605,099
ROAD & RAIL — 1.2%
J.B. Hunt Transport Services, Inc.	4,467	155,005
Kansas City Southern(1)	6,213	232,428
		387,433
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.5%
Altera Corp.	8,525	257,114
ARM Holdings plc	52,068	320,794
Cavium Networks, Inc.(1)	8,966	257,862
Cypress Semiconductor Corp.(1)	13,165	165,616
Skyworks Solutions, Inc.(1)	14,203	293,718
Veeco Instruments, Inc.(1)	4,656	162,355
		1,457,459
SOFTWARE — 5.9%
Citrix Systems, Inc.(1)	8,399	573,148
Intuit, Inc.(1)	5,631	246,694
Rovi Corp.(1)	8,426	424,755
salesforce.com, inc.(1)	4,766	532,839
VanceInfo Technologies, Inc. ADR(1)	4,230	136,798
		1,914,234

VP Vista – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

SPECIALTY RETAIL — 5.7%
AutoZone, Inc.(1)	1,240	$ 283,848
O'Reilly Automotive, Inc.(1)	13,197	702,081
PetSmart, Inc.	11,199	391,965
Williams-Sonoma, Inc.	14,896	472,203
		1,850,097
TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Fossil, Inc.(1)	4,687	252,114
Lululemon Athletica, Inc.(1)	3,854	172,351
Phillips-Van Heusen Corp.	992	59,678
		484,143
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Fastenal Co.	6,260	332,969
W.W. Grainger, Inc.	1,368	162,943
		495,912
WIRELESS TELECOMMUNICATION SERVICES — 5.0%
American Tower Corp., Class A(1)	7,047	361,229
NII Holdings, Inc.(1)	10,193	418,932
SBA Communications Corp., Class A(1)	21,313	858,914
		1,639,075
TOTAL COMMON STOCKS
(Cost $25,945,200)		32,196,557
TEMPORARY CASH INVESTMENTS — 1.2%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	82,703	82,703
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 2.00%-2.125%, 4/15/12-1/15/19, valued at $306,387), in a joint trading account at 0.19%, dated 9/30/10, due 10/1/10 (Delivery value $300,002)		300,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $382,703)		382,703
TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $26,327,903)		32,579,260
OTHER ASSETS AND LIABILITIES — 0.1%		34,841
TOTAL NET ASSETS — 100.0%		$32,614,101

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell Counterparty		Settlement Date	Value	Unrealized Gain (Loss)
273,696	GBP for USD Bank of America	10/29/10	$429,880	$1,240
(Value on Settlement Date $431,120)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GBP	-	British Pound
USD	-	United States Dollar

(1) Non-income producing.

VP Vista – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of September 30, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$29,041,097	–	–
Foreign Common Stocks	2,520,644	$634,816	–
Temporary Cash Investments	82,703	300,000	–
Total Value of Investment Securities	$31,644,444	$934,816	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$1,240	–

3. Federal Tax Information

As of September 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$26,403,809
Gross tax appreciation of investments	$ 6,382,415
Gross tax depreciation of investments	(206,964)
Net tax appreciation (depreciation) of investments	$ 6,175,451

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 29, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 29, 2010